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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:  811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Strategic Total
                                                  Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  2020 Calamos Court, Naperville,
                                         Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors LLC
                                         2020 Calamos Court
                                         Naperville, Illinois
                                         60563-2787

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2006

DATE OF REPORTING PERIOD:  November 1, 2004 through April 30, 2006

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

ITEM 1. REPORTS TO SHAREHOLDERS

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                   [PICTURE]

                                    CALAMOS(R) STRATEGIC TOTAL RETURN FUND (CSQ)

                                                Semianuual Report April 30, 2006

                                                     [CALAMOS INVESTEMENTS LOGO]

                                     [PHOTO]

                           Stay Connected with Calamos

[STAY CONNECTED LOGO]

                              Visit WWW.CALAMOS.COM
                       for timely fund performance rates,
                          insightful market commentary,
                      fund news and portfolio information.

GO PAPERLESS!     For your convenience, you can view shareholder communications, annual reports and proxy statements online. Visit
                  WWW.CALAMOS.COM to sign up for e-delivery.

                               Table of Contents

Letter to Shareholders.................................................       1

Investment Team Interview..............................................       5

Schedule of Investments................................................      10

Statement of Assets and Liabilities....................................      32

Statement of Operations................................................      33

Statements of Changes In Net Assets....................................      34

Notes to Financial Statements..........................................      35

Financial Highlights...................................................      45

Report of Independent Registered Public Accounting Firm................      46

Other Information......................................................      47

About Closed-End Funds.................................................      49

Leverage...............................................................      50

Level Rate Distribution Policy.........................................      51

Automatic Dividend Reinvestment Plan...................................      52

Calamos Closed-End Funds...............................................      53

Letter to Shareholders

[PHOTO OF JOHN P. CALAMOS]

Dear Fellow Shareholders:

Thank you for your investment in CALAMOS STRATEGIC TOTAL RETURN FUND (CSQ).

We submit for your review this semiannual shareholder report for the six-month period ended April 30, 2006.

For the period covered by this report, the Fund produced a total return of 11.87% based on net asset value (NAV), which compared favorably with the total return of the equity markets represented by the S&P 500 Index's(1) total return of 9.64%. During the past six months, there was a great deal of market price volatility in the equity-based, closed-end fund market, which culminated in a sell-off at year-end as an oversupply of new funds along with retail investor tax selling pushed prices lower. For the period, the total return on the market price was up 5.52%. As a shareholder, it's important for you to understand why there is this difference between the NAV and the price at which the fund is trading.

Closed-end funds (CEFs) are complex because unlike open-end mutual funds, they are traded on an exchange, making their market price subject to supply and demand. Like an open-end mutual fund, CEFs have a portfolio of securities that are priced daily. The value of the securities in the fund portfolio, divided by the number of shares outstanding is called its net asset value per share or NAV. There can be, and often is, a difference between the NAV and the trading market price of the fund. When the fund price is higher than the NAV, the fund is said to be trading at a premium; when the market price is below NAV, it is at a discount. Since many CEFs are bond funds, their pricing on the exchange is primarily based on their distribution yield to shareholders, similar to individual bonds rather than the value of the portfolio securities.

CSQ takes the closed-end fund complexity to another level. In addition to producing an income stream from interest and dividends, the portfolio's holdings in common stocks and

                                                   Strategic Total Return Fund
                                      Letter to Shareholders SEMIANNUAL REPORT 1

Letter to Shareholders

equity-related securities can also generate capital gains. The potential for capital gains on equity-based CEFs is often ignored by the market, causing a price discount relative to the NAV. Notice in the chart below that the actual portfolio value NAV has performed well as the market price of the fund has not, creating a discount to NAV. The discount is an embedded value in the fund that, once capital gains are realized, must be paid out to investors in the Fund as dividends. We believe that the market ignores the embedded value and treats CSQ as if it were strictly a bond fund, subject to interest rates with no capital-gain opportunity.

       SINCE INCEPTION NAV AND MARKET PRICE HISTORY AS OF APRIL 30, 2006

                                  [LINE GRAPH]

                         CSQ DAILY NAV AND MARKET PRICE

   Date         NAV     Market
----------    ------    ------
 3/26/2004    14.310    15.000
 3/29/2004    14.310    15.040
 3/30/2004    14.310    15.040
 3/31/2004    14.310    15.050
  4/1/2004    14.340    15.200
  4/2/2004    14.340    15.150
  4/5/2004    14.390    15.110
  4/6/2004    14.380    15.010
  4/7/2004    14.340    15.100
  4/8/2004    14.300    15.070
 4/12/2004    14.330    15.050
 4/13/2004    14.210    15.000
 4/14/2004    14.170    15.000
 4/15/2004    14.200    15.000
 4/16/2004    14.250    15.000
 4/19/2004    14.250    15.010
 4/20/2004    14.150    15.000
 4/21/2004    14.160    14.800
 4/22/2004    14.260    14.800
 4/23/2004    14.230    14.800
 4/26/2004    14.230    14.760
 4/27/2004    14.260    14.750
 4/28/2004    14.150    14.750
 4/29/2004    14.080    14.700
 4/30/2004    14.050    14.550
  5/3/2004    14.110    14.550
  5/4/2004    14.130    13.980
  5/5/2004    14.140    14.000
  5/6/2004    14.040    13.450
  5/7/2004    13.800    13.530
 5/10/2004    13.590    12.600
 5/11/2004    13.660    13.200
 5/12/2004    13.670    13.500
 5/13/2004    13.620    13.490
 5/14/2004    13.620    13.650
 5/17/2004    13.500    13.100
 5/18/2004    13.570    13.260
 5/19/2004    13.570    13.140
 5/20/2004    13.590    13.060
 5/21/2004    13.690    13.180
 5/24/2004    13.720    12.930
 5/25/2004    13.860    13.200
 5/26/2004    13.920    13.470
 5/27/2004    14.010    13.550
 5/28/2004    13.990    13.790
  6/1/2004    13.990    13.980
  6/2/2004    14.000    13.820
  6/3/2004    13.900    13.950
  6/4/2004    13.940    14.030
  6/7/2004    14.140    13.970
  6/8/2004    14.170    14.000
  6/9/2004    14.010    13.670
 6/10/2004    14.070    13.550
 6/14/2004    13.910    13.400
 6/15/2004    14.030    13.400
 6/16/2004    14.030    13.400
 6/17/2004    14.040    13.330
 6/18/2004    14.070    13.350
 6/21/2004    14.040    13.290
 6/22/2004    14.070    13.150
 6/23/2004    14.190    13.000
 6/24/2004    14.170    13.300
 6/25/2004    14.090    13.300
 6/28/2004    14.080    13.240
 6/29/2004    14.080    13.190
 6/30/2004    14.150    13.220
  7/1/2004    14.020    13.260
  7/2/2004    14.040    13.190
  7/6/2004    13.950    13.180
  7/7/2004    13.990    13.200
  7/8/2004    13.900    13.140
  7/9/2004    13.950    13.060
 7/12/2004    13.980    13.140
 7/13/2004    13.920    13.050
 7/14/2004    13.900    12.990
 7/15/2004    13.830    12.860
 7/16/2004    13.840    12.930
 7/19/2004    13.840    12.830
 7/20/2004    13.870    12.890
 7/21/2004    13.750    12.950
 7/22/2004    13.770    12.990
 7/23/2004    13.710    12.830
 7/26/2004    13.690    12.680
 7/27/2004    13.780    12.590
 7/28/2004    13.820    12.690
 7/29/2004    13.830    13.020
 7/30/2004    13.830    13.170
  8/2/2004    13.910    13.100
  8/3/2004    13.860    13.350
  8/4/2004    13.860    13.350
  8/5/2004    13.710    13.270
  8/6/2004    13.580    13.070
  8/9/2004    13.570    12.990
 8/10/2004    13.710    13.170
 8/11/2004    13.700    13.120
 8/12/2004    13.560    12.890
 8/13/2004    13.580    12.790
 8/16/2004    13.710    12.980
 8/17/2004    13.740    12.950
 8/18/2004    13.870    13.350
 8/19/2004    13.830    13.270
 8/20/2004    13.920    13.260
 8/23/2004    13.900    13.020
 8/24/2004    13.910    13.040
 8/25/2004    13.990    13.180
 8/26/2004    13.990    13.290
 8/27/2004    14.040    13.420
 8/30/2004    13.980    13.520
 8/31/2004    14.070    13.580
  9/1/2004    14.070    13.760
  9/2/2004    14.210    13.790
  9/3/2004    14.210    13.850
  9/7/2004    14.310    13.930
  9/8/2004    14.310    13.750
  9/9/2004    14.290    13.920
 9/10/2004    14.350    13.930
 9/13/2004    14.330    13.770
 9/14/2004    14.360    13.740
 9/15/2004    14.250    13.550
 9/16/2004    14.320    13.580
 9/17/2004    14.370    13.760
 9/20/2004    14.270    13.550
 9/21/2004    14.350    13.400
 9/22/2004    14.180    13.330
 9/23/2004    14.120    13.270
 9/24/2004    14.120    13.270
 9/27/2004    14.060    13.330
 9/28/2004    14.140    13.460
 9/29/2004    14.180    13.580
 9/30/2004    14.080    13.730
 10/1/2004    14.260    13.760
 10/4/2004    14.330    13.750
 10/5/2004    14.320    13.790
 10/6/2004    14.380    13.770
 10/7/2004    14.270    13.890
 10/8/2004    14.220    13.800
10/11/2004    14.240    13.700
10/12/2004    14.210    13.690
10/13/2004    14.040    13.590
10/14/2004    13.920    13.350
10/15/2004    14.020    13.460
10/18/2004    14.080    13.500
10/19/2004    13.980    13.430
10/20/2004    13.960    13.360
10/21/2004    13.980    13.400
10/22/2004    13.890    13.240
10/25/2004    13.850    13.130
10/26/2004    13.980    13.090
10/27/2004    14.150    13.310
10/28/2004    14.210    13.240
10/29/2004    14.230    13.340
 11/1/2004    14.240    13.580
 11/2/2004    14.240    13.700
 11/3/2004    14.400    13.650
 11/4/2004    14.620    13.850
 11/5/2004    14.670    13.630
 11/8/2004    14.650    13.550
 11/9/2004    14.670    13.480
11/10/2004    14.620    13.390
11/11/2004    14.730    13.560
11/12/2004    14.890    13.730
11/15/2004    14.870    13.700
11/16/2004    14.810    13.570
11/17/2004    14.880    13.620
11/18/2004    14.890    13.620
11/19/2004    14.780    13.560
11/22/2004    14.830    13.450
11/23/2004    14.830    13.460
11/24/2004    14.890    13.540
11/26/2004    14.940    13.600
11/29/2004    14.910    13.500
11/30/2004    14.860    13.500
 12/1/2004    15.020    13.570
 12/2/2004    15.020    13.650
 12/3/2004    15.040    13.840
 12/6/2004    15.020    13.720
 12/7/2004    14.910    13.580
 12/8/2004    14.960    13.610
 12/9/2004    14.930    13.420
12/10/2004    14.940    13.430
12/13/2004    15.060    13.450
12/14/2004    15.130    13.410
12/15/2004    15.190    13.440
12/16/2004    15.200    13.490
12/17/2004    15.130    13.480
12/20/2004    15.130    13.490
12/21/2004    15.230    13.570
12/22/2004    15.320    13.530
12/23/2004    15.340    13.550
12/27/2004    15.290    13.780
12/28/2004    15.310    13.870
12/29/2004    15.330    13.920
12/30/2004    15.340    14.040
12/31/2004    15.320    14.010
  1/3/2005    15.210    14.030
  1/4/2005    15.070    14.140
  1/5/2005    14.960    14.050
  1/6/2005    14.970    14.100
  1/7/2005    14.940    14.160
 1/10/2005    14.950    14.100
 1/11/2005    14.860    14.060
 1/12/2005    14.910    13.990
 1/13/2005    14.810    13.870
 1/14/2005    14.870    13.900
 1/15/1900    14.980    14.000
 1/19/2005    14.890    13.920
 1/20/2005    14.760    13.790
 1/21/2005    14.690    13.690
 1/24/2005    14.640    13.720
 1/25/2005    14.680    13.760
 1/26/2005    14.780    13.810
 1/27/2005    14.780    13.880
 1/28/2005    14.740    13.900
 1/31/2005    14.840    14.110
  2/1/2005    14.940    14.060
  2/2/2005    15.010    13.990
  2/3/2005    15.010    13.940
  2/4/2005    15.130    14.080
  2/7/2005    15.130    14.080
  2/8/2005    15.150    14.030
  2/9/2005    15.040    14.070
 2/10/2005    15.000    14.090
 2/11/2005    15.120    14.240
 2/14/2005    15.170    14.140
 2/15/2005    15.210    14.130
 2/16/2005    15.250    14.050
 2/17/2005    15.160    13.920
 2/18/2005    15.230    13.880
 2/22/2005    15.080    13.710
 2/23/2005    15.150    13.780
 2/24/2005    15.270    13.930
 2/25/2005    15.390    14.070
 2/28/2005    15.340    14.040
  3/1/2005    15.400    14.150
  3/2/2005    15.380    14.140
  3/3/2005    15.360    14.070
  3/4/2005    15.480    14.070
  3/7/2005    15.530    14.050
  3/8/2005    15.480    14.030
  3/9/2005    15.320    13.850
 3/10/2005    15.250    13.860
 3/11/2005    15.200    13.790
 3/14/2005    15.250    13.820
 3/15/2005    15.140    13.680
 3/16/2005    14.980    13.380
 3/17/2005    14.970    13.410
 3/18/2005    14.950    13.290
 3/21/2005    14.830    13.100
 3/22/2005    14.690    12.900
 3/23/2005    14.640    12.810
 3/24/2005    14.660    13.000
 3/28/2005    14.670    12.650
 3/29/2005    14.560    13.000
 3/30/2005    14.720    13.370
 3/31/2005    14.740    13.310
  4/1/2005    14.670    13.210
  4/4/2005    14.660    13.120
  4/5/2005    14.720    13.350
  4/6/2005    14.790    13.590
  4/7/2005    14.880    13.630
  4/8/2005    14.790    13.610
 4/11/2005    14.730    13.440
 4/12/2005    14.760    13.650
 4/13/2005    14.570    13.290
 4/14/2005    14.420    13.240
 4/15/2005    14.190    13.230
 4/18/2005    14.210    13.390
 4/19/2005    14.300    13.340
 4/20/2005    14.200    13.150
 4/21/2005    14.420    13.160
 4/22/2005    14.420    13.210
 4/25/2005    14.520    13.310
 4/26/2005    14.430    13.200
 4/27/2005    14.420    13.430
 4/28/2005    14.290    13.480
 4/29/2005    14.420    13.570
  5/2/2005    14.480    13.348
  5/3/2005    14.470    13.370
  5/4/2005    14.630    13.700
  5/5/2005    14.580    13.670
  5/6/2005    14.540    13.660
  5/9/2005    14.620    13.720
 5/10/2005    14.500    13.660
 5/11/2005    14.390    13.520
 5/12/2005    14.250    13.330
 5/13/2005    14.130    13.260
 5/16/2005    14.240    13.280
 5/17/2005    14.250    13.480
 5/18/2005    14.400    13.450
 5/19/2005    14.460    13.560
 5/20/2005    14.500    13.400
 5/23/2005    14.600    13.500
 5/24/2005    14.590    13.380
 5/25/2005    14.580    13.380
 5/26/2005    14.680    13.670
 5/27/2005    14.740    13.850
 5/31/2005    14.700    13.810
  6/1/2005    14.790    13.900
  6/2/2005    14.870    13.990
  6/3/2005    14.830    13.990
  6/6/2005    14.810    13.920
  6/7/2005    14.800    13.880
  6/8/2005    14.800    13.830
  6/9/2005    14.830    13.910
 6/10/2005    14.860    13.890
 6/13/2005    14.800    13.840
 6/14/2005    14.870    13.840
 6/15/2005    14.920    13.840
 6/16/2005    14.990    13.830
 6/17/2005    15.080    13.900
 6/20/2005    15.060    13.890
 6/21/2005    15.040    13.860
 6/22/2005    15.010    13.790
 6/23/2005    14.880    13.740
 6/24/2005    14.800    13.650
 6/27/2005    14.790    13.660
 6/28/2005    14.890    13.940
 6/29/2005    14.890    13.970
 6/30/2005    14.810    13.950
  7/1/2005    14.890    13.950
  7/5/2005    15.020    13.920
  7/6/2005    14.910    13.980
  7/7/2005    14.900    14.040
  7/8/2005    15.040    14.160
 7/11/2005    15.150    14.240
 7/12/2005    15.220    14.250
 7/13/2005    15.130    14.230
 7/14/2005    15.180    14.280
 7/15/2005    15.200    14.270
 7/18/2005    15.130    14.250
 7/19/2005    15.190    14.350
 7/20/2005    15.230    14.270
 7/21/2005    15.140    14.250
 7/22/2005    15.230    14.200
 7/25/2005    15.210    14.140
 7/26/2005    15.230    14.290
 7/27/2005    15.330    14.400
 7/28/2005    15.390    14.500
 7/29/2005    15.340    14.470
  8/1/2005    15.360    14.410
  8/2/2005    15.440    14.420
  8/3/2005    15.450    14.420
  8/4/2005    15.380    14.380
  8/5/2005    15.260    14.350
  8/8/2005    15.220    14.120
  8/9/2005    15.290    14.230
 8/10/2005    15.310    14.280
 8/11/2005    15.300    14.270
 8/12/2005    15.230    14.230
 8/15/2005    15.250    14.190
 8/16/2005    15.140    14.160
 8/17/2005    15.110    14.140
 8/18/2005    15.060    14.100
 8/19/2005    15.070    14.090
 8/22/2005    15.100    14.190
 8/23/2005    15.050    14.110
 8/24/2005    14.990    14.060
 8/25/2005    15.010    14.050
 8/26/2005    14.920    14.030
 8/29/2005    15.000    14.270
 8/30/2005    14.970    14.350
 8/31/2005    15.110    14.400
  9/1/2005    15.160    14.260
  9/2/2005    15.150    14.140
  9/6/2005    15.280    14.380
  9/7/2005    15.330    14.380
  9/8/2005    15.280    14.410
  9/9/2005    15.400    14.490
 9/12/2005    15.350    14.390
 9/13/2005    15.170    14.220
 9/14/2005    15.140    14.070
 9/15/2005    15.140    14.070
 9/16/2005    15.250    14.090
 9/19/2005    15.180    13.980
 9/20/2005    15.080    13.900
 9/21/2005    14.980    13.790
 9/22/2005    14.950    13.700
 9/23/2005    14.980    13.800
 9/26/2005    15.030    13.680
 9/27/2005    15.020    13.470
 9/28/2005    15.020    13.870
 9/29/2005    15.120    14.030
 9/30/2005    15.130    13.990
 10/3/2005    15.110    13.990
 10/4/2005    14.970    13.940
 10/5/2005    14.720    13.820
 10/6/2005    14.600    13.650
 10/7/2005    14.600    13.850
10/10/2005    14.490    13.750
10/11/2005    14.450    13.780
10/12/2005    14.260    13.390
10/13/2005    14.170    13.180
10/14/2005    14.270    13.620
10/17/2005    14.350    13.590
10/18/2005    14.190    13.350
10/19/2005    14.300    13.440
10/20/2005    14.090    13.240
10/21/2005    14.070    13.210
10/24/2005    14.280    13.450
10/25/2005    14.320    13.400
10/26/2005    14.300    13.380
10/27/2005    14.150    13.460
10/28/2005    14.310    13.700
10/31/2005    14.440    13.710
 11/1/2005    14.350    13.620
 11/2/2005    14.460    13.500
 11/3/2005    14.520    13.470
 11/4/2005    14.490    13.390
 11/7/2005    14.480    13.370
 11/8/2005    14.450    13.350
 11/9/2005    14.460    13.240
11/10/2005    14.470    13.180
11/11/2005    14.530    13.270
11/14/2005    14.410    13.120
11/15/2005    14.360    12.940
11/16/2005    14.340    13.040
11/17/2005    14.450    13.010
11/18/2005    14.580    13.250
11/21/2005    14.650    13.200
11/22/2005    14.720    13.120
11/23/2005    14.780    13.180
11/25/2005    14.800    13.280
11/28/2005    14.700    13.160
11/29/2005    14.700    13.170
11/30/2005    14.620    13.200
 12/1/2005    14.800    13.260
 12/2/2005    14.790    13.240
 12/5/2005    14.770    13.100
 12/6/2005    14.780    13.070
 12/7/2005    14.710    13.070
 12/8/2005    14.700    13.070
 12/9/2005    14.730    13.110
12/12/2005    14.730    12.990
12/13/2005    14.750    12.960
12/14/2005    14.840    12.880
12/15/2005    14.810    12.980
12/16/2005    14.800    12.990
12/19/2005    14.760    12.970
12/20/2005    14.730    12.920
12/21/2005    14.770    13.060
12/22/2005    14.810    13.320
12/23/2005    14.800    13.430
12/27/2005    14.690    13.420
12/28/2005    14.620    13.480
12/29/2005    14.600    13.450
12/30/2005    14.560    13.510
  1/3/2006    14.810    13.710
  1/4/2006    14.920    13.820
  1/5/2006    14.950    13.710
  1/6/2006    15.090    13.760
  1/9/2006    15.150    14.010
 1/10/2006    15.150    14.040
 1/11/2006    15.230    14.080
 1/12/2006    15.160    13.970
 1/13/2006    15.160    14.060
 1/17/2006    15.120    14.050
 1/18/2006    15.040    14.140
 1/19/2006    15.150    14.050
 1/20/2006    14.960    13.920
 1/23/2006    15.010    13.860
 1/24/2006    15.030    13.890
 1/25/2006    15.050    13.880
 1/26/2006    15.170    13.910
 1/27/2006    15.330    13.980
 1/30/2006    15.340    14.000
 1/31/2006    15.310    14.040
  2/1/2006    15.340    14.010
  2/2/2006    15.180    13.970
  2/3/2006    15.090    13.910
  2/6/2006    15.140    14.010
  2/7/2006    14.980    14.000
  2/8/2006    15.080    13.970
  2/9/2006    14.970    13.930
 2/10/2006    14.960    13.920
 2/13/2006    14.910    13.950
 2/14/2006    15.030    14.000
 2/15/2006    15.110    14.090
 2/16/2006    15.210    14.020
 2/17/2006    15.240    14.070
 2/21/2006    15.250    14.120
 2/22/2006    15.320    14.220
 2/23/2006    15.270    14.260
 2/24/2006    15.290    14.220
 2/27/2006    15.300    14.190
 2/28/2006    15.170    14.270
  3/1/2006    15.260    14.300
  3/2/2006    15.240    14.200
  3/3/2006    15.210    14.210
  3/6/2006    15.110    14.100
  3/7/2006    15.020    14.130
  3/8/2006    15.030    14.150
  3/9/2006    14.890    14.060
 3/10/2006    14.970    13.990
 3/13/2006    15.030    13.900
 3/14/2006    15.150    13.950
 3/15/2006    15.210    14.060
 3/16/2006    15.290    14.060
 3/17/2006    15.300    14.140
 3/20/2006    15.270    14.120
 3/21/2006    15.200    14.200
 3/22/2006    15.350    14.280
 3/23/2006    15.330    14.270
 3/24/2006    15.380    14.240
 3/27/2006    15.350    14.110
 3/28/2006    15.270    14.030
 3/29/2006    15.360    14.100
 3/30/2006    15.330    14.020
 3/31/2006    15.270    14.040
  4/3/2006    15.310    14.090
  4/4/2006    15.400    14.080
  4/5/2006    15.470    14.140
  4/6/2006    15.450    14.090
  4/7/2006    15.290    14.080
 4/10/2006    15.280    14.070
 4/11/2006    15.100    13.870
 4/12/2006    15.100    13.900
 4/13/2006    15.090    13.910
 4/17/2006    15.120    13.770
 4/18/2006    15.380    13.880
 4/19/2006    15.430    13.930
 4/20/2006    15.470    14.000
 4/21/2006    15.470    14.000
 4/24/2006    15.400    14.100
 4/25/2006    15.350    14.050
 4/26/2006    15.440    13.970
 4/27/2006    15.480    13.930
 4/28/2006    15.510    13.890

THE DIVIDEND REINVESTMENT PROGRAM

This is an efficient method for purchasing additional shares with a potential for cost savings. Please see the Fund's dividend reinvestment plan on our website (www.calamos.com) for more information.

INVESTMENT OBJECTIVE

As a reminder, the Fund seeks total return through a combination of capital appreciation and current income by investing in a diversified portfolio of equity, convertible and high-yield securities. This delicate blend between income producing securities and common stock as well as the use of leverage creates the potential for capital gains. With convertible and high-yield securities tending to follow the movement of their companies' equity counterparts more than traditional fixed-income securities, rising stock prices can positively affect these securities, independent of the movement of general interest rates.

We believe that the closed-end fund marketplace values high current income, and will pay premium prices for higher yields. CSQ is total-return focused and is based

  Strategic Total Return Fund
2 SEMIANNUAL REPORT Letter to Shareholders

                                                          Letter to Shareholders

on a defensive approach to equity exposure, combining large-stock allocation with convertible bonds and corporate securities. Although this approach has produced a solid total return, the marketplace has focused on yield and has, to date, priced the fund at a discount.

DUAL LISTING AND LEVEL DISTRIBUTION POLICY

In our effort to better serve our shareholders, we listed the Fund on NASDAQ in addition to the NYSE March of this year. By making it available on both exchanges, we hope to expand the Fund's potential set of investors.

The Fund's distribution policy is also a key consideration for our shareholders and potential shareholders. Last year we announced the Fund's adoption of a level rate distribution policy. We believe that closed-end fund investors value an attractive and stable monthly distribution. Our level distribution policy seeks to manage and optimize total return through net investment income, net realized short-term capital gains potential and return of capital, if deemed appropriate to optimize shareholder returns. The Board has the flexibility to increase the distribution to encompass short-term capital gains as appropriate. In fact, the performance of the underlying portfolio allowed the Board to raise the fund's distribution by $0.0100 to $0.0975 per share in December, which became effective in January, 2006. This was the second increase since the Fund was issued in March 2004.

OUR HISTORY OF INNOVATION

CALAMOS INVESTMENTS has a history of producing innovative closed-end fund vehicles that offer a dynamic approach to asset allocation. We were one of the first firms to introduce closed-end fund investors to the merits of combining convertible securities with other securities such as stocks and corporate bonds, aiming to provide total return with current income in a risk-managed framework.

Calamos is dedicated to superior investment performance. CALAMOS STRATEGIC TOTAL RETURN FUND (CSQ) is just one example of the way we have created new strategies based on our core expertise to help you achieve and benefit from greater portfolio diversification and to aid you in reducing some of the risk that comes with investing.

We regard ourselves first and foremost as risk managers. The surest way of building wealth is protecting principle. We believe that by combining convertible- and corporate fixed-income securities that provide significant income as well as exposure to the equity market's upside potential, we can offer our shareholders the potential for long-term wealth creation in a manner consistent with our focus on risk management. Talk to your Financial Advisor about other Calamos strategies that may fit your investment objectives.

                                                   Strategic Total Return Fund
                                      Letter to Shareholders SEMIANNUAL REPORT 3

Letter to Shareholders

STAY CONNECTED WITH CALAMOS

I welcome the opportunity to address shareholders in these reports but urge you to stay connected with Calamos via our website www.calamos.com where you will find timely portfolio details, our outlook and special reports.

Thank you for the confidence you have placed in our team, investment process and the CALAMOS STRATEGIC TOTAL RETURN FUND (CSQ). We will do our utmost to continue to earn your trust and look forward to serving your long-term investment plan.

Sincerely,

/S/ John P. Calamos
--------------------------
JOHN P. CALAMOS, SR.
Chairman, CEO and Co-CIO
Calamos Advisors LLC

(1)The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

This report is presented for informational purposes and should not be considered investment advice.

  Strategic Total Return Fund
4 SEMIANNUAL REPORT Letter to Shareholders

Investment Team Interview

WITH THE CALAMOS INVESTMENT TEAM LED BY CO-CHIEF INVESTMENT OFFICERS, JOHN P. CALAMOS, SR. AND NICK P. CALAMOS

HOW DOES THE FUND FIT IN AN INVESTOR'S OVERALL ASSET ALLOCATION?

FUND ASSET ALLOCATION AS OF APRIL 30, 2006

[PIE CHART]

COMMON STOCK                      42.3%
CONVERTIBLE SECURITIES            30.8%
HIGH YIELD/CORPORATE BONDS        25.7%
SHORT-TERM INVESTMENTS             1.2%

The Fund should be considered as a defensive approach to equity participation, offering investors the potential for significant long-term total return while they receive an attractive monthly distribution. By combining equities, convertibles and high-yield corporate securities, the Fund has the capacity to generate capital gains as well as income, taking advantage of its flexibility to manage risk and reward over the full course of a market cycle. Because convertible and high-yield securities tend to follow the movements of their companies' equity counterparts, more so than traditional fixed income securities, the Fund can be viewed as having substantial equity sensitivity, yet with significant income potential. In effect, the Fund seeks to participate in the long-term upward trend of the equity markets, but with the added benefit--and potential downside protection--of a stable monthly distribution.

HOW DID THE FUND PERFORM OVER THE REPORTING PERIOD?

The Fund's underlying portfolio performed well over the six-month period, with a total return on net asset value (NAV) of 11.87%, compared with the S&P 500 Index's gain of 9.64%. Based on its market price, the Fund's total return was 5.52% for the period, resulting in the Fund's market price trading at a discount to its

TOTAL RETURN* AS OF APRIL 30, 2006

COMMON SHARES -- INCEPTION 3/26/04  6 MONTHS  1 YEAR  SINCE INCEPTION**
----------------------------------  --------  ------  -----------------
On Share Price                          5.52%  10.66%              3.01%
On NAV                                 11.87   16.28              10.98

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. You can purchase or sell common shares daily. Like any other stock, market price will fluctuate with the market. Upon sale, your shares may have a market price that is above or below net asset value and may be worth more or less than your original investment. Due to on going market volatility, performance is subject to substantial short-term fluctuations.

*Total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of income and capital gains distributions.

**Annualized since inception.

                                                   Strategic Total Return Fund
                                   Investment Team Interview SEMIANNUAL REPORT 5

Investment Team Interview

strong-performing NAV (discussed below). As part of its total return, the Fund delivered an attractive monthly distribution of $0.0975 per share, or an 8.42% annualized distribution based on the closing market price on April 30, 2006. The current distribution has been in effect since January 2006, when the Fund raised its distribution by $0.01 per share to this attractive level.

WHY DIDN'T THE CSQ MARKET PRICE REFLECT THE STRONG PERFORMANCE OF THE PORTFOLIO'S NAV?

While a great deal of attention tends to be given to a fund's current distribution rate, we view CSQ's capital-gain potential along with its attractive annualized distribution rate of 8.42% as a significant advantage in portfolios that seek an income component. This capital gains potential is a hallmark of the CSQ's strategy, and in our opinion, has been undervalued by the marketplace. With this potential, we give up a small degree of income capacity to increase the portfolio's capacity for solid capital gains. Although this approach means that our monthly distribution rate is lower than income-only vehicles, the portfolio offers significantly more exposure to equities' upside potential--and seeks to provide a distribution significantly higher than equity dividend rates.

Although the closed-end fund universe tends to be focused on yield, we believe that CSQ, with its flexible portfolio, judicious use of leverage and total-return focus offers closed-end fund investors a unique opportunity to capitalize on the closed-end fund structure, while enjoying the potential for both a sizable distribution as well as the potential for significant long-term total returns. As portfolio managers, our goal is to focus on the capital appreciation and income that the portfolio can produce, and deliver to the Fund's shareholders a steady source of income with ample exposure to equity upside potential, which we believe to be a formula for long-term wealth creation. We will continue to strive to achieve our objective, and will continue to make efforts to help market participants realize the potential value of this investment to long-term shareholders.

SPEAKING OF LEVERAGE, INTEREST RATES CONTINUED TO MOVE HIGHER OVER THE PERIOD, WITH THE FEDERAL FUNDS RATE MOVING FROM 4.00% AT THE BEGINNING OF THE PERIOD TO 4.75% AT THE END OF APRIL 2006. HOW DID THIS RISING-RATE ENVIRONMENT IMPACT THE PORTFOLIO?

Rising short-term interest rates had a moderate impact on the Fund's cost of leverage. Many closed-end funds leverage the portfolio by borrowing funds at short-term rates. As short-term interest rates rise, this increases the cost of leverage and

  Strategic Total Return Fund
6 SEMIANNUAL REPORT Investment Team Interview

                                                       Investment Team Interview

can impact the yield and total return of the portfolio. While the Fund does employ leverage, the cost of leverage was locked in for longer periods at an earlier point in the interest rate cycle, when rates were lower. As of the end of April 2006, 46% of the leverage for CSQ was locked in longer-term rates and not susceptible to rising short-term interest rates. By locking in the cost of leverage longer term, the negative effect of rising short-term interest rates is reduced.

Long-term interest rates also rose over the period, with the yield on the 10-year Treasury moving from 4.57% at the beginning of the period to 5.07% at the end of April 2006. Rising long-term interest rates tend to negatively affect traditional high-quality fixed-income securities. As noted above, this portfolio combines equities, high-yield corporate bonds and convertible bonds that tend to be more economically sensitive and much less interest rate sensitive. This is shown by the positive performance delivered over the period as the portfolio benefited from continued economic expansion and a rising equity market.

TEN YEAR TREASURY AS OF APRIL 30, 2006

                                  [LINE GRAPH]

31 OCT. 05                       4.57%
NOV. 05                          4.49%
DEC. 05                          4.39%
JAN. 06                          4.53%
FEB. 06                          4.55%
MARCH 06                         4.86%
APRIL 06                         5.07%

Furthermore, as noted above the portfolio provided an attractive yield for shareholders: CSQ's monthly distribution equated to an 8.42% annualized distribution rate based on the market price as of April 30, 2006.

HOW DID THE FUND BENEFIT FROM POSITIONING DURING THE REPORTING PERIOD? WHAT HELPED OR HURT THE PORTFOLIO'S PERFORMANCE?

The portfolio's gains were the result of proper positioning based on our long-term outlook. Of particular note was the positive performance from sectors such as Health Care and Technology, as well as an overweighting in the Energy sector.

                                                   Strategic Total Return Fund
                                   Investment Team Interview SEMIANNUAL REPORT 7

Investment Team Interview

Overall, performance during the period was helped by the Fund's equity sensitivity, reflected in its stock and convertible security allocations. On a relative basis, the Fund's allocation to Materials and Consumer Discretionary sectors had a negative impact for the period.


    SECTOR ALLOCATION
--------------------------
Financials                                                    21.1%
Consumer Discretionary                                        14.3
Health Care                                                   13.1
Energy                                                        11.3
Industrials                                                   10.5
Information Technology                                         9.2
Telecommunication Services                                     6.9
Consumer Staples                                               6.7
Materials                                                      3.7
Utilities                                                      3.2

Sector allocations are based on total investments (excluding security lending collateral and short-term investments) and may vary over time.

DO YOU ANTICIPATE MAKING ANY CHANGES WITHIN THE PORTFOLIO GOING FORWARD?

The portfolio continues to be actively managed and seeks to take advantage of opportunities in the marketplace. Through extensive fundamental analysis, we are focusing on issues that have stable growth prospects and solid balance sheets, which could benefit from the current economic backdrop. For example, during a slow-but-stable growth phase of the economy, larger companies tend to outperform, as do sectors such as Consumer Staples.

The Fund's higher exposure to larger-capitalized holdings reflects our move into a more stable growth positioning as the economic cycle ages. It is also important to note that we believe large-cap growth stocks offer the best relative valuation opportunity in a generation. While current convertible valuations remain attractive, should valuations improve, the allocation to convertible securities would likely be reduced. We will continue to make use of our fundamental research as we look for securities with stable growth prospects, solid balance sheets and good risk/reward profiles.

WHAT IS YOUR MARKET OUTLOOK AND HOW IS THE PORTFOLIO POSITIONED TO TAKE ADVANTAGE OF THIS ENVIRONMENT?

We believe the economy is in the mid-cycle growth phase characterized by:

-     Positive but slowing gross domestic product growth

-     Strong corporate earnings, albeit slowing

-     High household net worth and wage growth

- Strong corporate balance sheets that support increased capital expenditures

  Strategic Total Return Fund
8 SEMIANNUAL REPORT Investment Team Interview

                                                       Investment Team Interview

We believe the portfolio is positioned to continue to perform well in this environment. The equity-sensitive nature of the Fund can benefit from a positive environment for equity securities. Another positive factor for equity-sensitive holdings may materialize should the Fed complete this cycle of raising interest rates. In the past, this has triggered renewed excitement for stocks, and the Fund--unlike traditional fixed-income holdings--has the potential to significantly benefit from such enthusiasm.

As active investors ourselves, we view any opportunity to purchase assets 1) with capital appreciation potential, 2) that are managed with consistent, sound management and 3) trading at a discount, to be an enticing prospect.

                                                   Strategic Total Return Fund
                                   Investment Team Interview SEMIANNUAL REPORT 9

Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                 VALUE
----------------------                                    --------------
CORPORATE BONDS (37.0%)

                         CONSUMER DISCRETIONARY (10.5%)
$         4,047,000      Asbury Automotive Group, Inc.
                         8.000%, 03/15/14                 $    4,097,588
          6,474,000      Aztar Corp.@
                         7.875%, 06/15/14                      7,040,475
          9,190,000      Beazer Homes USA, Inc.
                         8.375%, 04/15/12                      9,615,037
          4,047,000      Boyd Gaming Corp.
                         7.750%, 12/15/12                      4,218,998
          3,440,000      DIRECTV Financing Company, Inc.
                         8.375%, 03/15/13                      3,693,700
         12,544,000      EchoStar Communications Corp.*
                         7.125%, 02/01/16                     12,308,800
          1,780,000      EchoStar DBS Corporation
                         6.625%, 10/01/14                      1,719,925
          5,261,000 GBP  EMI Group, PLC
                         9.750%, 05/20/08                     10,324,734
         12,140,000      General Motors Corp.@
                         7.200%, 01/15/11                      9,620,950
         16,186,000      Goodyear Tire & Rubber Company@
                         7.857%, 08/15/11                     16,024,140
          7,284,000      GSC Holdings Corp.*@
                         8.000%, 10/01/12                      7,329,525
          7,284,000      Hovnanian Enterprises, Inc.@
                         7.750%, 05/15/13                      7,256,685
          5,665,000      IMAX Corp.@
                         9.625%, 12/01/10                      6,075,713
          7,688,000      Intrawest Corp.@
                         7.500%, 10/15/13                      7,822,540
          6,158,000      Jarden Corp.@
                         9.750%, 05/01/12                      6,435,110
          2,625,000      Kellwood Company
                         7.625%, 10/15/17                      2,430,755
          6,070,000      Landry's Restaurants, Inc.@
                         7.500%, 12/15/14                      5,857,550
         13,961,000      Linens 'n Things, Inc.*@++
                         10.702%, 01/15/14                    14,205,317
                         Mandalay Resort Group@
         11,771,000      10.250%, 08/01/07                    12,388,977
          5,261,000      7.625%, 07/15/13                      5,366,220

               See accompanying Notes to Schedule of Investments.

   Strategic Total Return Fund
10 SEMIANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                        VALUE
---------------                                             -----------------
$    10,521,000      Meritage Corp.@
                     7.000%, 05/01/14                       $      10,021,252
      4,856,000      NCL Holding, ASA
                     10.625%, 07/15/14                              4,928,840
      4,047,000      Oxford Industries, Inc.
                     8.875%, 06/01/11                               4,198,763
                     Pinnacle Entertainment, Inc.
      7,284,000      8.250%, 03/15/12                               7,648,200
      4,164,000      8.750%, 10/01/13@                              4,497,120
      8,105,000      Reader's Digest Association, Inc.
                     6.500%, 03/01/11                               7,942,900
      5,261,000 CAD  Rogers Cable, Inc.
                     7.250%, 12/15/11                               4,969,493
     10,521,000      Royal Caribbean Cruises, Ltd.
                     7.500%, 10/15/27                              10,793,547
      4,047,000      Speedway Motorsports, Inc.
                     6.750%, 06/01/13                               4,016,648
     12,140,000      Standard Pacific Corp.
                     9.250%, 04/15/12                              12,564,900
      4,047,000      Vail Resorts, Inc.
                     6.750%, 02/15/14                               3,930,649
                     Warner Music Group
     14,972,000      7.375%, 04/15/14                              14,822,280
      2,023,000 GBP  8.125%, 04/15/14                               3,845,825
        809,000      William Lyon Homes, Inc.
                     10.750%, 04/01/13                                813,045
      1,780,000      Wynn Las Vegas, LLC@
                     6.625%, 12/01/14                               1,739,950
                                                            -----------------
                                                                  250,566,151
                                                            -----------------
                     CONSUMER STAPLES (3.0%)
      6,879,000      Central Garden & Pet Company
                     9.125%, 02/01/13                               7,343,332
     11,937,000      Chiquita Brands International, Inc.@
                     7.500%, 11/01/14                              10,385,190
      9,307,000      Del Monte Foods Company
                     8.625%, 12/15/12                               9,818,885
     13,758,000      Jean Coutu Group, Inc.@
                     8.500%, 08/01/14                              12,966,915
      8,902,000      NBTY, Inc.*
                     7.125%, 10/01/15                               8,456,900
      5,099,000      Revlon, Inc.@
                     9.500%, 04/01/11                               5,022,515

               See accompanying Notes to Schedule of Investments.

                                                  Strategic Total Return Fund
                                    Schedule of Investments SEMIANNUAL REPORT 11

Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                VALUE
----------------                                                      -------------
                   Spectrum Brands, Inc.@
$     11,330,000   7.375%, 02/01/15                                   $   9,573,850
       4,856,000   8.500%, 10/01/13                                       4,309,700
       3,805,000   WH Intermediate Holdings, Ltd.
                   9.500%, 04/01/11                                       4,090,375
                                                                      -------------
                                                                         71,967,662
                                                                      -------------
                   ENERGY (4.6%)
       9,712,000   Arch Western Finance, LLC@
                   6.750%, 07/01/13                                       9,663,440
                   Chesapeake Energy Corp.
       5,665,000   6.875%, 01/15/16@                                      5,608,350
       3,237,000   7.500%, 06/15/14                                       3,342,203
       4,358,000   Comstock Resources, Inc.
                   6.875%, 03/01/12                                       4,281,735
       1,780,000   Energy Partners, Ltd.
                   8.750%, 08/01/10                                       1,828,950
      11,978,000   Giant Industries, Inc.
                   8.000%, 05/15/14                                      12,367,285
       4,047,000   Houston Exploration Company
                   7.000%, 06/15/13                                       3,966,060
       4,047,000   KCS Energy, Inc.
                   7.125%, 04/01/12                                       4,097,588
         809,000   Lone Star Technologies, Inc.
                   9.000%, 06/01/11                                         847,428
                   Petroleo Brasileiro, SA@
      13,354,000   9.125%, 07/02/13                                      15,524,025
      12,544,000   8.375%, 12/10/18                                      14,112,000
       1,619,000   Premcor Refining Group, Inc.
                   7.500%, 06/15/15                                       1,702,990
       9,165,000   Swift Energy Company@
                   9.375%, 05/01/12                                       9,783,637
       6,110,000   Whiting Petroleum Corp.@
                   7.250%, 05/01/12                                       6,140,550
      16,186,000   Williams Companies, Inc.
                   7.750%, 06/15/31                                      16,975,067
                                                                      -------------
                                                                        110,241,308
                                                                      -------------
                   FINANCIALS (3.5%)
      32,372,000   Dow Jones TRAC-X North America High Yield Series
                   6 June 2011 Trust *@[ ]
                   8.125%, 06/29/11                                      32,493,395

               See accompanying Notes to Schedule of Investments.

   Strategic Total Return Fund
12 SEMIANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                    VALUE
---------------                                           -------------
                  E*TRADE Financial Corporation

$    15,668,000   7.375%, 09/15/13                        $   16,020,530
     10,804,000   7.875%, 12/01/15@                           11,398,220
      2,752,000   8.000%, 06/15/11                             2,855,200
     12,140,000   Leucadia National Corp.
                  7.000%, 08/15/13                            12,109,650
      8,498,000   Senior Housing Properties Trust
                  8.625%, 01/15/12                             9,347,800
                                                          --------------
                                                              84,224,795
                                                          --------------
                  HEALTH CARE (3.3%)
      4,047,000   Ameripath, Inc.@
                  10.500%, 04/01/13                            4,320,173
      2,954,000   Bausch & Lomb, Inc.
                  7.125%, 08/01/28                             2,836,067
      4,047,000   Bio-Rad Laboratories, Inc.
                  7.500%, 08/15/13                             4,168,410
      4,654,000   Biovail Corp.@
                  7.875%, 04/01/10                             4,723,810
      1,780,000   DaVita, Inc.@
                  7.250%, 03/15/15                             1,788,900
      1,295,000   Omnicare, Inc.@
                  6.875%, 12/15/15                             1,286,906
      8,902,000   Psychiatric Solutions, Inc.
                  7.750%, 07/15/15                             9,169,060
     15,377,000   Service Corp. International@
                  6.750%, 04/01/16                            14,915,690
     14,325,000   Tenet Healthcare Corp.*@
                  9.250%, 02/01/15                            14,647,313
     10,521,000   Valeant Pharmaceuticals International
                  7.000%, 12/15/11                            10,468,395
     10,926,000   Vanguard Health Systems, Inc.@
                  9.000%, 10/01/14                            11,335,725
                                                          --------------
                                                              79,660,449
                                                          --------------
                  INDUSTRIALS (3.7%)
      4,451,000   Accuride Corp.@
                  8.500%, 02/01/15                             4,417,617
      5,382,000   American Airlines, Inc.
                  7.250%, 02/05/09                             5,422,365
      2,428,000   Armor Holdings, Inc.
                  8.250%, 08/15/13                             2,604,030

               See accompanying Notes to Schedule of Investments.

                                                  Strategic Total Return Fund
                                    Schedule of Investments SEMIANNUAL REPORT 13

Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                              VALUE
-------------                                                     --------------
$  13,354,000   CNH Global, NV
                9.250%, 08/01/11                                  $   14,255,395
    2,833,000   Columbus McKinnon Corp.@
                8.875%, 11/01/13                                       2,974,650
   10,926,000   Cummins, Inc.@
                9.500%, 12/01/10                                      11,704,477
    4,047,000   Gardner Denver, Inc.
                8.000%, 05/01/13                                       4,269,585
    7,688,000   General Cable Corp.@
                9.500%, 11/15/10                                       8,341,480
    4,047,000   Greenbrier Companies, Inc.
                8.375%, 05/15/15                                       4,254,409
    1,780,000   Hexcel Corporation
                6.750%, 02/01/15                                       1,757,750
    3,039,000   Manitowoc Company, Inc.
                10.500%, 08/01/12                                      3,327,705
    4,047,000   Monitronics International, Inc.
                11.750%, 09/01/10                                      4,036,883
    2,428,000   Orbital Sciences Corp.
                9.000%, 07/15/11                                       2,604,030
    4,047,000   Sequa Corp.
                8.875%, 04/01/08                                       4,239,232
    4,654,000   Trinity Industries, Inc.
                6.500%, 03/15/14                                       4,502,745
    4,047,000   Wesco Distribution, Inc.*
                7.500%, 10/15/17                                       4,148,175
                Williams Scotsman International, Inc.
    3,642,000   8.500%, 10/01/15                                       3,760,365
      809,000   8.500%, 10/01/15*                                        835,293
                                                                  --------------
                                                                      87,456,186
                                                                  --------------
                INFORMATION TECHNOLOGY (2.2%)
   14,789,000   Advanced Micro Devices, Inc.
                7.750%, 11/01/12                                      15,528,450
    1,780,000   Avago Technologies*@
                11.875%, 12/01/15                                      1,966,900
    6,879,000   Celestica, Inc.@
                7.875%, 07/01/11                                       7,033,778
    4,047,000   Freescale Semiconductor, Inc.
                7.125%, 07/15/14                                       4,168,410
    4,047,000   Liberty Media Corp.
                8.250%, 02/01/30                                       3,898,386

               See accompanying Notes to Schedule of Investments.

   Strategic Total Return Fund
14 SEMIANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                VALUE
-----------                                                        -------------

$   890,000       Sanmina-SCI Corporation
                  8.125%, 03/01/16                                 $    907,800
  8,498,000       SunGard Data Systems, Inc.*@
                  9.125%, 08/15/13                                    9,114,105
 12,140,000       Telcordia Technologies*
                  10.000%, 03/15/13                                  11,168,800
                                                                   ------------
                                                                     53,786,629
                                                                   ------------
                  MATERIALS (3.3%)
                  Aleris International, Inc.@
 10,116,000       10.375%, 10/15/10                                  11,152,890
  1,619,000       9.000%, 11/15/14                                    1,699,950
  2,428,000       Century Aluminum Company
                  7.500%, 08/15/14                                    2,537,260
  7,065,000       Freeport-McMoRan Copper & Gold, Inc.@
                  10.125%, 02/01/10                                   7,612,537
  1,780,000       Gibraltar Industries, Inc.*
                  8.000%, 12/01/15                                    1,820,050
                  Ineos Group Holdings, PLC*
 10,926,000 EUR   7.875%, 02/15/16                                   13,267,337
  2,023,000       8.500%, 02/15/16@                                   1,931,965
  8,093,000       IPSCO, Inc.
                  8.750%, 06/01/13                                    8,821,370
  6,474,000       U.S. Concrete, Inc.@
                  8.375%, 04/01/14                                    6,684,405
                  Union Carbide Corp.
  8,862,000       7.875%, 04/01/23@                                   9,373,683
  7,001,000       7.500%, 06/01/25                                    7,321,884
  5,948,000       Westlake Chemical Corporation@
                  6.625%, 01/15/16                                    5,754,690
                                                                   ------------
                                                                     77,978,021
                                                                   ------------
                  TELECOMMUNICATION SERVICES (1.9%)
                  Alamosa Holdings, Inc.
 10,521,000       8.500%, 01/31/12                                   11,323,226
  4,047,000       11.000%, 07/31/10                                   4,497,229
 17,805,000       AT&T Corp.@
                  9.750%, 11/15/31                                   21,161,100
  1,376,000       Citizens Communications Company@
                  9.000%, 08/15/31                                    1,482,640
  3,642,000       IPCS Escrow Company
                  11.500%, 05/01/12                                   4,142,775

               See accompanying Notes to Schedule of Investments.

                                                  Strategic Total Return Fund
                               Schedule of Investments SEMIANNUAL REPORT Fund 15

Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                     VALUE
-----------                                                              ------------
$ 4,047,000       Syniverse Technologies, Inc.
                  7.750%, 08/15/13                                       $  4,057,118
                                                                         ------------
                                                                           46,664,088
                                                                         ------------
                  UTILITIES (1.0%)
  9,712,000       Edison International
                  7.730%, 06/15/09                                          9,991,220
 14,568,000       TXU Corp.@
                  6.500%, 11/15/24                                         13,336,159
                                                                         ------------
                                                                           23,327,379
                                                                         ------------
                  TOTAL CORPORATE BONDS
                  (Cost $883,368,439)                                     885,872,668
                                                                         ============

CONVERTIBLE BONDS (14.2%)
                  CONSUMER DISCRETIONARY (2.4%)
  7,000,000       General Motors Corp.
                  6.250%, 03/06/32                                          5,098,800
  9,500,000 GBP   Punch Taverns Redwood Jersey Co. Ltd.
                  5.000%, 12/14/10                                         18,564,515
 32,000,000       Walt Disney Company@
                  2.125%, 04/15/23                                         34,160,000
                                                                         ------------
                                                                           57,823,315
                                                                         ------------
                  ENERGY (1.5%)
 10,500,000       Helix Energy Solutions Group*
                  3.250%, 12/15/25                                         15,185,625
 15,000,000       Petroleos Mexicanos (Repsol YpF, S.A.) [ ]
                  4.500%, 01/26/11                                         20,176,689
                                                                         ------------
                                                                           35,362,314
                                                                         ------------
                  FINANCIALS (1.7%)
 13,500,000       Deutsche Bank Luxembourg S.A. (USA Interactive)*++[ ]
                  5.349%, 05/01/12                                         16,132,500
  4,350,000       Host Marriott Corp.*
                  3.250%, 04/15/24                                          5,540,813
 18,750,000       Travelers Property Casualty Corp.
                  4.500%, 04/15/32                                         18,495,000
                                                                         ------------
                                                                           40,168,313
                                                                         ------------
                  HEALTH Care (0.9%)
 20,000,000       Wyeth++
                  4.239%, 01/15/24                                         21,292,000
                                                                         ------------

               See accompanying Notes to Schedule of Investments.

   Strategic Total Return Fund
16 SEMIANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                     VALUE
-----------                                                              ------------
                  INDUSTRIALS (2.4%)
$20,000,000       Allied Waste Industries, Inc.@
                  4.250%, 04/15/34                                       $ 19,650,000
  9,000,000       GATX Corp.
                  7.500%, 02/01/07                                         12,768,750
 16,000,000       Lockheed Martin Corp.++
                  4.499%, 08/15/33                                         18,625,600
  4,500,000       Quanta Services, Inc.
                  4.500%, 10/01/23                                          7,081,875
                                                                         ------------
                                                                           58,126,225
                                                                         ------------

                  INFORMATION TECHNOLOGY (2.6%)
  6,625,000       Conexant Systems, Inc.*@
                  4.000%, 03/01/26                                          6,939,688
 14,500,000       DST Systems, Inc.
                  4.125%, 08/15/23                                         19,738,125
 17,000,000       Electronic Data Systems Corp.
                  3.875%, 07/15/23                                         17,743,750
 17,000,000       Vishay Intertechnology, Inc.
                  3.625%, 08/01/23                                         17,637,500
                                                                         ------------
                                                                           62,059,063
                                                                         ------------
                  MATERIALS (0.9%)
 10,700,000       Freeport-McMoRan Copper & Gold, Inc.@
                  7.000%, 02/11/11                                         23,165,500
                                                                         ------------
                  UTILITIES (1.8%)
 20,000,000       CenterPoint Energy, Inc.@
                  3.750%, 05/15/23                                         22,325,000
  8,750,000 GBP   Scottish and Southern Energy, PLC
                  3.750%, 10/29/09                                         20,536,602
                                                                         ------------
                                                                           42,861,602
                                                                         ------------
                  TOTAL CONVERTIBLE BONDS
                  (Cost $316,716,450)                                     340,858,332
                                                                         ============

SYNTHETIC CONVERTIBLE SECURITIES (10.2%)
CORPORATE BONDS (8.7%)
                  CONSUMER DISCRETIONARY (2.5%)
    953,000       Asbury Automotive Group, Inc.
                  8.000%, 03/15/14                                            964,913
  1,526,000       Aztar Corp.@
                  7.875%, 06/15/14                                          1,659,525
  2,165,000       Beazer Homes USA, Inc.
                  8.375%, 04/15/12                                          2,265,131

               See accompanying Notes to Schedule of Investments.

                                                  Strategic Total Return Fund
                                    Schedule of Investments SEMIANNUAL REPORT 17

Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                     VALUE
-----------                                                              -----------
$   953,000       Boyd Gaming Corp.
                  7.750%, 12/15/12                                       $   993,503
    810,000       DIRECTV Financing Company, Inc.
                  8.375%, 03/15/13                                           869,738
  2,956,000       EchoStar Communications Corp.*
                  7.125%, 02/01/16                                         2,900,575
    420,000       EchoStar DBS Corporation
                  6.625%, 10/01/14                                           405,825
  1,239,000 GBP   EMI Group, PLC
                  9.750%, 05/20/08                                         2,431,543
  2,860,000       General Motors Corp.@
                  7.200%, 01/15/11                                         2,266,550
  3,814,000       Goodyear Tire & Rubber Company@
                  7.857%, 08/15/11                                         3,775,860
  1,716,000       GSC Holdings Corp.*@
                  8.000%, 10/01/12                                         1,726,725
  1,716,000       Hovnanian Enterprises, Inc.@
                  7.750%, 05/15/13                                         1,709,565
  1,335,000       IMAX Corp.@
                  9.625%, 12/01/10                                         1,431,787
  1,812,000       Intrawest Corp.@
                  7.500%, 10/15/13                                         1,843,710
  1,451,000       Jarden Corp.@
                  9.750%, 05/01/12                                         1,516,295
    618,000       Kellwood Company
                  7.625%, 10/15/17                                           572,269
  1,430,000       Landry's Restaurants, Inc.@
                  7.500%, 12/15/14                                         1,379,950
  3,289,000       Linens 'n Things, Inc.*@++
                  10.702%, 01/15/14                                        3,346,557
                  Mandalay Resort Group@
  2,774,000       10.250%, 08/01/07                                        2,919,635
  1,239,000       7.625%, 07/15/13                                         1,263,780
  2,479,000       Meritage Corp.@
                  7.000%, 05/01/14                                         2,361,247
  1,144,000       NCL Holding, ASA
                  10.625%, 07/15/14                                        1,161,160
    953,000       Oxford Industries, Inc.
                  8.875%, 06/01/11                                           988,738
                  Pinnacle Entertainment, Inc.
  1,716,000       8.250%, 03/15/12                                         1,801,800
    981,000       8.750%, 10/01/13@                                        1,059,480

               See accompanying Notes to Schedule of Investments.

   Strategic Total Return Fund
18 SEMIANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                     VALUE
----------                                                               -----------
$1,910,000        Reader's Digest Association, Inc.
                  6.500%, 03/01/11                                       $ 1,871,800
 1,239,000 CAD    Rogers Cable, Inc.
                  7.250%, 12/15/11                                         1,170,348
 2,479,000        Royal Caribbean Cruises, Ltd.
                  7.500%, 10/15/27                                         2,543,218
   953,000        Speedway Motorsports, Inc.
                  6.750%, 06/01/13                                           945,853
 2,860,000        Standard Pacific Corp.
                  9.250%, 04/15/12                                         2,960,100
   953,000        Vail Resorts, Inc.
                  6.750%, 02/15/14                                           925,601
                  Warner Music Group
 3,528,000        7.375%, 04/15/14                                         3,492,720
   477,000 GBP    8.125%, 04/15/14                                           906,801
   191,000        William Lyon Homes, Inc.
                  10.750%, 04/01/13                                          191,955
   420,000        Wynn Las Vegas, LLC@
                  6.625%, 12/01/14                                           410,550
                                                                         -----------
                                                                          59,034,807
                                                                         -----------

                  CONSUMER STAPLES (0.7%)
 1,621,000        Central Garden & Pet Company
                  9.125%, 02/01/13                                         1,730,418
 2,813,000        Chiquita Brands International, Inc.@
                  7.500%, 11/01/14                                         2,447,310
 2,193,000        Del Monte Foods Company
                  8.625%, 12/15/12                                         2,313,615
 3,242,000        Jean Coutu Group, Inc.@
                  8.500%, 08/01/14                                         3,055,585
 2,098,000        NBTY, Inc.*
                  7.125%, 10/01/15                                         1,993,100
 1,201,000        Revlon, Inc.@
                  9.500%, 04/01/11                                         1,182,985
                  Spectrum Brands, Inc.@
 2,670,000        7.375%, 02/01/15                                         2,256,150
 1,144,000        8.500%, 10/01/13                                         1,015,300
   897,000        WH Intermediate Holdings, Ltd.
                  9.500%, 04/01/11                                           964,275
                                                                         -----------
                                                                          16,958,738
                                                                         -----------

               See accompanying Notes to Schedule of Investments.

                                                Strategic Total Return Fund
                                  Schedule of Investments SEMIANNUAL REPORT   19

Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                    VALUE
-----------                                                              ------------
                  ENERGY (1.1%)
$ 2,288,000       Arch Western Finance, LLC@
                  6.750%, 07/01/13                                       $  2,276,560
                  Chesapeake Energy Corp.
  1,335,000       6.875%, 01/15/16@                                         1,321,650
    763,000       7.500%, 06/15/14                                            787,798
  1,027,000       Comstock Resources, Inc.
                  6.875%, 03/01/12                                          1,009,027
    420,000       Energy Partners, Ltd.
                  8.750%, 08/01/10                                            431,550
  2,822,000       Giant Industries, Inc.
                  8.000%, 05/15/14                                          2,913,715
    953,000       Houston Exploration Company
                  7.000%, 06/15/13                                            933,940
    953,000       KCS Energy, Inc.
                  7.125%, 04/01/12                                            964,912
    191,000       Lone Star Technologies, Inc.
                  9.000%, 06/01/11                                            200,073
                  Petroleo Brasileiro, SA@
  3,146,000       9.125%, 07/02/13                                          3,657,225
  2,956,000       8.375%, 12/10/18                                          3,325,500
    381,000       Premcor Refining Group, Inc.
                  7.500%, 06/15/15                                            400,766
  2,160,000       Swift Energy Company@
                  9.375%, 05/01/12                                          2,305,800
  1,440,000       Whiting Petroleum Corp.@
                  7.250%, 05/01/12                                          1,447,200
  3,814,000       Williams Companies, Inc.
                  7.750%, 06/15/31                                          3,999,932
                                                                         ------------
                                                                           25,975,648
                                                                         ------------

                  FINANCIALS (0.8%)
  7,628,000       Dow Jones TRAC-X North America High Yield Series
                  6 June 2011 Trust *@[ ]
                  8.125%, 06/29/11                                          7,656,605
                  E*TRADE Financial Corporation
  3,692,000       7.375%, 09/15/13                                          3,775,070
  2,546,000       7.875%, 12/01/15@                                         2,686,030
    648,000       8.000%, 06/15/11                                            672,300
  2,860,000       Leucadia National Corp.
                  7.000%, 08/15/13                                          2,852,850

               See accompanying Notes to Schedule of Investments.

   Strategic Total Return Fund
20 SEMIANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                      VALUE
---------                                                                ------------

$ 2,002,000       Senior Housing Properties Trust
                  8.625%, 01/15/12                                       $  2,202,200
                                                                         ------------
                                                                           19,845,055
                                                                         ------------

                  HEALTH CARE (0.8%)
    953,000       Ameripath, Inc.@
                  10.500%, 04/01/13                                         1,017,327
    696,000       Bausch & Lomb, Inc.
                  7.125%, 08/01/28                                            668,214
    953,000       Bio-Rad Laboratories, Inc.
                  7.500%, 08/15/13                                            981,590
  1,096,000       Biovail Corp.@
                  7.875%, 04/01/10                                          1,112,440
    420,000       DaVita, Inc.@
                  7.250%, 03/15/15                                            422,100
    305,000       Omnicare, Inc.@
                  6.875%, 12/15/15                                            303,094
  2,098,000       Psychiatric Solutions, Inc.
                  7.750%, 07/15/15                                          2,160,940
  3,623,000       Service Corp. International@
                  6.750%, 04/01/16                                          3,514,310
  3,375,000       Tenet Healthcare Corp.*@
                  9.250%, 02/01/15                                          3,450,937
  2,479,000       Valeant Pharmaceuticals International
                  7.000%, 12/15/11                                          2,466,605
  2,574,000       Vanguard Health Systems, Inc.@
                  9.000%, 10/01/14                                          2,670,525
                                                                         ------------
                                                                           18,768,082
                                                                         ------------

                  INDUSTRIALS (0.9%)
  1,049,000       Accuride Corp.@
                  8.500%, 02/01/15                                          1,041,132
  1,268,000       American Airlines, Inc.
                  7.250%, 02/05/09                                          1,277,510
    572,000       Armor Holdings, Inc.
                  8.250%, 08/15/13                                            613,470
  3,146,000       CNH Global, NV
                  9.250%, 08/01/11                                          3,358,355
    667,000       Columbus McKinnon Corp.@
                  8.875%, 11/01/13                                            700,350
  2,574,000       Cummins, Inc.@
                  9.500%, 12/01/10                                          2,757,397


               See accompanying Notes to Schedule of Investments.

                                                  Strategic Total Return Fund
                                    Schedule of Investments SEMIANNUAL REPORT 21

Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                    VALUE
-----------                                                              -----------
$   953,000       Gardner Denver, Inc.
                  8.000%, 05/01/13                                       $ 1,005,415
  1,812,000       General Cable Corp.@
                  9.500%, 11/15/10                                         1,966,020
    953,000       Greenbrier Companies, Inc.
                  8.375%, 05/15/15                                         1,001,841
    420,000       Hexcel Corporation
                  6.750%, 02/01/15                                           414,750
    716,000       Manitowoc Company, Inc.
                  10.500%, 08/01/12                                          784,020
    953,000       Monitronics International, Inc.
                  11.750%, 09/01/10                                          950,618
    572,000       Orbital Sciences Corp.
                  9.000%, 07/15/11                                           613,470
    953,000       Sequa Corp.
                  8.875%, 04/01/08                                           998,268
  1,096,000       Trinity Industries, Inc.
                  6.500%, 03/15/14                                         1,060,380
    953,000       Wesco Distribution, Inc.*
                  7.500%, 10/15/17                                           976,825
                  Williams Scotsman International, Inc.
    858,000       8.500%, 10/01/15                                           885,885
    191,000       8.500%, 10/01/15*                                          197,208
                                                                         -----------
                                                                          20,602,914
                                                                         -----------
                  INFORMATION TECHNOLOGY (0.5%)
  3,484,000       Advanced Micro Devices, Inc.
                  7.750%, 11/01/12                                         3,658,200
    420,000       Avago Technologies*@
                  11.875%, 12/01/15                                          464,100
  1,621,000       Celestica, Inc.@
                  7.875%, 07/01/11                                         1,657,472
    953,000       Freescale Semiconductor, Inc.
                  7.125%, 07/15/14                                           981,590
    953,000       Liberty Media Corp.
                  8.250%, 02/01/30                                           918,004
    210,000       Sanmina-SCI Corporation
                  8.125%, 03/01/16                                           214,200
  2,002,000       SunGard Data Systems, Inc.*@
                  9.125%, 08/15/13                                         2,147,145

               See accompanying Notes to Schedule of Investments.

   Strategic Total Return Fund
22 SEMIANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                         -------------
$2,860,000       Telcordia Technologies*
                 10.000%, 03/15/13                                 $   2,631,200
                                                                   -------------
                                                                      12,671,911
                                                                   -------------

                 Materials (0.8%)
                 Aleris International, Inc.@
 2,384,000       10.375%, 10/15/10                                     2,628,360
   381,000       9.000%, 11/15/14                                        400,050
   572,000       Century Aluminum Company
                 7.500%, 08/15/14                                        597,740
 1,665,000       Freeport-McMoRan Copper & Gold, Inc.@
                 10.125%, 02/01/10                                     1,794,038
   420,000       Gibraltar Industries, Inc.*
                 8.000%, 12/01/15                                        429,450
                 Ineos Group Holdings, PLC*
 2,574,000 EUR   7.875%, 02/15/16                                      3,125,583
   477,000       8.500%, 02/15/16@                                       455,535
 1,907,000       IPSCO, Inc.
                 8.750%, 06/01/13                                      2,078,630
 1,526,000       U.S. Concrete, Inc.@
                 8.375%, 04/01/14                                      1,575,595
                 Union Carbide Corp.
 2,088,000       7.875%, 04/01/23@                                     2,208,559
 1,649,000       7.500%, 06/01/25                                      1,724,580
 1,402,000       Westlake Chemical Corporation@
                 6.625%, 01/15/16                                      1,356,435
                                                                   -------------
                                                                      18,374,555
                                                                   -------------

                 Telecommunication Services (0.4%)
                 Alamosa Holdings, Inc.
 2,479,000       8.500%, 01/31/12                                      2,668,024
   953,000       11.000%, 07/31/10                                     1,059,021
 4,195,000       AT&T Corp.@
                 9.750%, 11/15/31                                      4,985,724
   324,000       Citizens Communications Company@
                 9.000%, 08/15/31                                        349,110
   858,000       IPCS Escrow Company
                 11.500%, 05/01/12                                       975,975
   953,000       Syniverse Technologies, Inc.
                 7.750%, 08/15/13                                        955,383
                                                                   -------------
                                                                      10,993,237
                                                                   -------------

               See accompanying Notes to Schedule of Investments.

                                                  Strategic Total Return Fund
                                    Schedule of Investments SEMIANNUAL REPORT 23

Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                              VALUE
-----------                                                        -------------
                 UTILITIES (0.2%)
$ 2,288,000      Edison International
                 7.730%, 06/15/09                                  $   2,353,780
  3,432,000      TXU Corp.@
                 6.500%, 11/15/24                                      3,141,797
                                                                   -------------
                                                                       5,495,577
                                                                   -------------
                 TOTAL CORPORATE BONDS                               208,720,524
                                                                   -------------

NUMBER OF
CONTRACTS                                                              VALUE
---------                                                            ----------
OPTIONS (1.5%)
             CONSUMER DISCRETIONARY (0.3%)
 1,600       eBay, Inc.#
             Call, 01/20/07, Strike 42.50                               240,000
   320       Garmin, Ltd.#
             Call, 01/19/08, Strike 85.00                               457,600
 7,450       Home Depot, Inc.#
             Call, 01/20/07, Strike 40.00                             2,607,500
   370       Lowe's Companies, Inc.#
             Call, 01/19/08, Strike 70.00                               255,300
   760       Office Depot, Inc.#
             Call, 01/19/08, Strike 40.00                               562,400
   525       Tiffany & Co.#
             Call, 01/19/08, Strike 40.00                               199,500
 6,000       YUM! Brands, Inc.#
             Call, 01/20/07, Strike 50.00                             3,330,000
                                                                     ----------
                                                                      7,652,300
                                                                     ----------
             CONSUMER STAPLES (0.1%)
 3,000       Altria Group, Inc.#
             Call, 01/20/07, Strike 65.00                             3,270,000
 1,500       Kroger Company#
             Call, 01/19/08, Strike 20.00                               450,000
   635       PepsiCo, Inc.#
             Call, 01/19/08, Strike 60.00                               330,200
                                                                     ----------
                                                                      4,050,200
                                                                     ----------
             ENERGY (0.3%)
   600       Amerada Hess Corp.#
             Call, 01/20/07, Strike 125.00                            1,722,000
   230       Anadarko Petroleum Corp.#
             Call, 01/19/08, Strike 95.00                               568,100

               See accompanying Notes to Schedule of Investments.

   Strategic Total Return Fund
24 SEMIANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

NUMBER OF
CONTRACTS                                                               VALUE
---------                                                            -----------
    315        BJ Services Company#
               Call, 01/19/08, Strike 40.00                          $   231,525
  3,800        Chevrontexaco Corp.#
               Call, 01/20/07, Strike 60.00                            1,976,000
    300        Devon Energy (Chevron) Corp.#
               Call, 01/19/08, Strike 65.00                              298,500
    240        Diamond Offshore Drilling, Inc.#
               Call, 01/19/08, Strike 85.00                              528,000
    500        Nabors Industries Ltd.#
               Call, 01/19/08, Strike 37.50                              390,000
    215        Petroleo Brasileiro, SA#
               Call, 01/19/08, Strike 90.00                              514,925
    360        Schlumberger, Ltd.#
               Call, 01/19/08, Strike 65.00                              568,800
    230        Sunoco, Inc.#
               Call, 01/19/08, Strike 75.00                              449,650
    500        Weatherford International, Ltd.#
               Call, 01/19/08, Strike 45.00                              770,000
                                                                     -----------
                                                                       8,017,500
                                                                     -----------
               FINANCIALS (0.2%)
    575        Aon Corp.#
               Call, 01/19/08, Strike 35.00                              615,250
  1,460        Charles Schwab Corp.#
               Call, 01/19/08, Strike 15.00                              708,100
     50        Chicago Mercantile Exchange Holdings, Inc.#
               Call, 01/19/08, Strike 420.00                             559,000
    420        CIT Group, Inc.#
               Call, 01/19/08, Strike 50.00                              424,200
    650        E*TRADE Financial Corporation#
               Call, 01/19/08, Strike 25.00                              325,000
    170        Goldman Sachs Group, Inc.#
               Call, 01/19/08, Strike 160.00                             430,100
    220        Legg Mason, Inc.#
               Call, 01/20/07, Strike 120.00                             256,300
    180        Lehman Brothers Holdings, Inc.#
               Call, 01/19/08, Strike 150.00                             450,000
    430        Merrill Lynch & Company, Inc.#
               Call, 01/19/08, Strike 70.00                              593,400
    320        Prudential Financial, Inc.#
               Call, 01/19/08, Strike 75.00                              395,200

               See accompanying Notes to Schedule of Investments.

                                                  Strategic Total Return Fund
                                    Schedule of Investments SEMIANNUAL REPORT 25

Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

NUMBER OF
CONTRACTS                                                              VALUE
---------                                                            -----------
    550      State Street Corp.#
             Call, 01/19/08, Strike 60.00                            $   660,000
                                                                     -----------
                                                                       5,416,550
                                                                     -----------
             HEALTH CARE (0.1%)
    500      Aetna, Inc.#
             Call, 01/19/08, Strike 50.00                                165,000
    215      Allergan, Inc.#
             Call, 01/19/08, Strike 110.00                               277,350
    590      AmerisourceBergen Corp.#
             Call, 01/19/08, Strike 47.50                                277,300
    240      Express Scripts, Inc.#
             Call, 01/19/08, Strike 90.00                                235,200
    520      Teva Pharmaceutical Industries, Ltd.#
             Call, 01/19/08, Strike 45.00                                241,800
                                                                     -----------
                                                                       1,196,650
                                                                     -----------

             INDUSTRIALS (0.0%)
    310      Burlington Northern Santa Fe Corp.#
             Call, 01/19/08, Strike 80.00                                423,150
                                                                     -----------
             INFORMATION TECHNOLOGY (0.3%)
    550      Agilent Technologies, Inc.#
             Call, 01/19/08, Strike 35.00                                481,250
  1,750      Apple Computer, Inc.#
             Call, 01/19/08, Strike 75.00                              2,695,000
  1,225      Electronic Data Systems Corp.#
             Call, 01/19/08, Strike 25.00                                679,875
    820      Hewlett-Packard Company#
             Call, 01/19/08, Strike 30.00                                612,540
    475      Intuit, Inc.#
             Call, 01/19/08, Strike 55.00                                413,250
    300      Marvell Technology Group, Ltd.#
             Call, 01/19/08, Strike 65.00                                327,000
    800      Motorola, Inc.#
             Call, 01/19/08, Strike 22.50                                256,000
    570      National Semiconductor Corp.#
             Call, 01/19/08, Strike 25.00                                527,250
    580      NVIDIA Corp.#
             Call, 01/19/08, Strike 30.00                                388,600
    740      Paychex, Inc.#
             Call, 01/19/08, Strike 40.00                                458,800

               See accompanying Notes to Schedule of Investments.

   Strategic Total Return Fund
26 SEMIANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

NUMBER OF
CONTRACTS                                                              VALUE
---------                                                            -----------
  230        Sandisk Corp.#
             Call, 01/19/08, Strike 65.00                            $   402,500
                                                                     -----------
                                                                       7,242,065
                                                                     -----------
             MATERIALS (0.1%)
  625        Goldcorp, Inc.#
             Call, 01/19/08, Strike 27.50                                793,750
  849        Harmony Gold Mining Co, Ltd.#
             Call, 01/19/08, Strike 15.00                                458,460
  260        Phelps Dodge Corp.#
             Call, 01/19/08, Strike 72.50                                551,200
                                                                     -----------
                                                                       1,803,410
                                                                     -----------
             TELECOMMUNICATION SERVICES (0.1%)
  500        America Movil S.A. de C.V.#
             Call, 01/19/08, Strike 30.00                                560,000
  300        NII Holdings, Inc.#
             Call, 01/19/08, Strike 55.00                                472,500
                                                                     -----------
                                                                       1,032,500
                                                                     -----------
             TOTAL OPTIONS                                            36,834,325
                                                                     -----------
             TOTAL SYNTHETIC CONVERTIBLE SECURITIES
             (Cost $248,264,716)                                     245,554,849
                                                                     ===========

NUMBER OF
SHARES                                                               VALUE
----------                                                         ----------
CONVERTIBLE PREFERRED STOCKS (19.8%)
               CONSUMER DISCRETIONARY (3.1%)
               Ford Motor Company Capital
 2,652,400     Trust II
               6.500%                                              74,001,960
                                                                   ----------
               CONSUMER STAPLES (1.5%)
 1,500,000     Albertson's, Inc.
               7.250%                                              37,050,000
                                                                   ----------
               ENERGY (1.8%)
   110,000     Amerada Hess Corp.
               7.000%                                              13,267,100
   210,700     Chesapeake Energy Corp.*
               5.000%                                              29,155,611
                                                                   ----------
                                                                   42,422,711
                                                                   ----------
               FINANCIALS (10.1%)
               Fortis Insurance, N.V.
27,600,000     (Assurant, Inc.)*
               7.750%                                              36,225,000

               See accompanying Notes to Schedule of Investments.

                                                Strategic Total Return Fund
                                   Schedule of Investments SEMIANNUAL REPORT  27

Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

NUMBER OF
 SHARES                                                            VALUE
---------                                                     ---------------
  650,000        Genworth Financial, Inc.
                 6.000%                                       $    23,575,500
                 Hartford Financial Services
  515,000        Group, Inc.
                 7.000%                                            42,008,550
  725,000        Lazard, Ltd.
                 6.625%                                            28,659,250
                 Lehman Brothers Holdings,
1,950,000        Inc. (General Mills, Inc.) [ ]
                 6.250%                                            50,719,500
                 Merrill Lynch & Co., Inc.
  460,000        (Nuveen Investments, Inc.) [ ]
                 6.750%                                            19,827,380
  675,000        MetLife, Inc.
                 6.375%                                            18,913,500
  470,000        National Australia Bank, Ltd.
                 7.875%                                            22,019,500
                                                              ---------------
                                                                  241,948,180
                                                              ---------------
                 HEALTH CARE (1.4%)
  639,000        Schering-Plough Corp.
                 6.000%                                            32,704,020
                                                              ---------------
                 INDUSTRIALS (1.0%)
6,500,000 GBP    BAE Systems, PLC
                 7.750%                                            24,011,517
                                                              ---------------
                 UTILITIES (0.9%)
                 Southern Union Company
  200,000        5.000%                                            10,254,000
  150,000        5.750%                                            11,555,250
                                                              ---------------
                                                                   21,809,250
                                                              ---------------
                 TOTAL CONVERTIBLE PREFERRED
                 STOCKS
                 (Cost $463,802,933)                              473,947,638
                                                              ===============
COMMON STOCKS (60.8%)
                 CONSUMER DISCRETIONARY (1.5%)
  880,000        Grupo Televisa, SA@                               18,656,000
                 Reader's Digest Association,
  300,000        Inc.                                               4,134,000
  375,000        Tupperware Corporation@                            7,912,500
   58,604        Whirlpool Corporation@                             5,259,709
                                                              ---------------
                                                                   35,962,209
                                                              ---------------
                 CONSUMER STAPLES (4.1%)
  320,000        Altria Group, Inc.@                               23,411,200
  700,000        Conagra Foods, Inc.                               15,876,000
  420,000        Reynolds American Inc.@                           46,053,000

               See accompanying Notes to Schedule of Investments.

   Strategic Total Return Fund
28 SEMIANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

NUMBER OF
SHARES                                                               VALUE
---------                                                        --------------

  696,200       Sara Lee Corp.@                                  $   12,441,094
                                                                 --------------
                                                                     97,781,294
                                                                 --------------
                ENERGY (6.8%)
  775,000       Chevron Corp.                                        47,290,500
  550,000       ConocoPhillips<>                                     36,795,000
  250,000       Marathon Oil Corp.                                   19,840,000
  360,000 EUR   OMV,AG                                               25,001,454
  295,000       PetroChina Company, Ltd.@                            33,158,000
                                                                 --------------
                                                                    162,084,954
                                                                 --------------
                FINANCIALS (13.7%)
1,372,000       Citigroup, Inc.                                      68,531,400
  250,000       Federal Home Loan Mortgage Corp.@                    15,265,000
  777,000       Federal National Mortgage Association                39,316,200
  568,700       General Growth Properties, Inc.@                     26,700,465
  400,000       J.P. Morgan Chase & Company                          18,152,000
  158,074       Lincoln National Corp.@                               9,180,938
  292,445       State Street Corp.@                                  19,102,507
  360,000       Wachovia Corp.@                                      21,546,000
2,428,000       Washington Mutual, Inc.                             109,405,680
                                                                 --------------
                                                                    327,200,190
                                                                 --------------
                HEALTH CARE (12.2%)
4,146,000       Bristol-Myers Squibb Company@                       105,225,480
  300,000       Eli Lilly & Company                                  15,876,000
1,300,000       Johnson & Johnson                                    76,193,000
1,755,000       Merck & Company, Inc.                                60,407,100
1,407,000       Pfizer, Inc.                                         35,639,310
                                                                    293,340,890
                INDUSTRIALS (7.0%)
  630,000       Caterpillar, Inc.                                    47,716,200
  819,000       General Electric Company                             28,329,210
  450,000       Masco Corp.@                                         14,355,000
  350,000       R.R. Donnelley & Sons Company                        11,791,500
  435,000       Raytheon Company                                     19,257,450
1,250,000       Waste Management, Inc.                               46,825,000
                                                                 --------------
                                                                    168,274,360
                                                                 --------------
                INFORMATION TECHNOLOGY (7.3%)
1,000,000       Dell, Inc.#@                                         26,200,000

               See accompanying Notes to Schedule of Investments.

                                               Strategic Total Return Fund
                                 Schedule of Investments SEMIANNUAL REPORT 29

Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

NUMBER OF
SHARES                                                                 VALUE
---------                                                         ---------------
  615,000      Electronic Data Systems Corp.@                     $    16,654,200
  850,000      Hewlett-Packard Company                                 27,599,500
1,382,000      Intel Corp.                                             27,612,360
  650,000      Microsoft Corp.                                         15,697,500
2,725,000      Nokia Corp.@                                            61,748,500
                                                                  ---------------
                                                                      175,512,060
                                                                  ---------------
               MATERIALS (0.2%)
  270,000      RPM International, Inc.@                                 4,968,000
                                                                  ---------------
               TELECOMMUNICATION SERVICES (7.4%)
3,071,000      AT&T Inc.@                                              80,490,910
  900,000CAD   BCE Inc.                                                22,177,005
1,185,000      Bellsouth Corp.@                                        40,029,300
1,039,000      Verizon Communications, Inc.@                           34,318,170
                                                                  ---------------
                                                                      177,015,385
                                                                  ---------------
               UTILITIES (0.6%)
  950,000      Teco Energy, Inc.                                       15,181,000
                                                                  ---------------
               TOTAL COMMON STOCKS
               (Cost $1,376,154,967)                                1,457,320,342
                                                                  ===============

PRINCIPAL
AMOUNT                                                                   VALUE
---------                                                              ----------
SHORT-TERM INVESTMENTS (1.7%)
$  1,061,000   Citigroup, Inc.
               4.770%, 05/01/06                                         1,061,000

  40,000,000   UBS Finance, Inc.
               4.770%, 05/01/06                                        40,000,000
                                                                       ----------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost $41,061,000)                                      41,061,000
                                                                       ==========

NUMBER OF
SHARES                                                                  VALUE
---------                                                           -------------
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES ON LOAN (19.1%)
457,238,590   Bank of New York Institutional Cash Reserve Fund
              current rate 4.894%
              (Cost $457,238,590)                                     457,238,590
                                                                    -------------
TOTAL INVESTMENTS (162.8%)
   (Cost $3,786,607,095)                                            3,901,853,419
                                                                    -------------

               See accompanying Notes to Schedule of Investments.

    Strategic Total Return Fund
30  SEMIANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

NUMBER OF
CONTRACTS                                                                          VALUE
---------                                                                     ---------------
WRITTEN OPTIONS (-0.1%)
   1,300       ConocoPhillips#
               Call, 05/20/06, Strike 60.00                                   $      (936,000)
                                                                              ---------------
               TOTAL WRITTEN OPTIONS
               (Premium $438,086)                                                    (936,000)
                                                                              ===============

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-19.1%)                               (457,238,590)
                                                                              ---------------
OTHER ASSETS, LESS LIABILITIES (1.5%)                                              34,783,465
                                                                              ---------------
PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-45.1%)      (1,081,222,759)
                                                                              ---------------
NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                                                         $ 2,397,239,535
                                                                              ===============

NOTES TO SCHEDULE OF INVESTMENTS

Note: Value for Securities denominated in foreign currencies are shown in U.S.
      dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

* Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At April 30, 2006, the market value of 144A securities that could not be exchanged to the registered form is $230,033,420 or 9.6% of net assets.

@     Security, or portion of security, is on loan.

#     Non-income producing security.

++ Variable rate security. The interest rate shown is the rate in effect at April 30, 2006.

<>    Security position is held in a segregated account as collateral for written options aggregating a total market value of $28,098,000.

[ ] Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the paranthetical.

FOREIGN CURRENCY ABBREVIATIONS

CAD  Canadian Dollar
EUR  European Monetary Unit
GBP  British Pound Sterling

                 See accompanying Notes to Financial Statements.

                                                 Strategic Total Return Fund
                                   Schedule of Investments SEMIANNUAL REPORT  31

Statement of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED)
--------------------------
ASSETS
Investments, at value* (cost $3,786,607,095)                                                 $   3,901,853,419
Cash with custodian (interest bearing)                                                               5,857,695
Restricted cash for open options (interest bearing)                                                    151,000
Accrued interest and dividends receivables                                                          35,688,349
Unrealized appreciation on interest rate swaps                                                       8,176,189
Prepaid expenses                                                                                        72,792
Other assets                                                                                            34,229
                                                                                             -----------------
         Total assets                                                                            3,951,833,673
                                                                                             -----------------
LIABILITIES
Options written, at value (premium $438,086)                                                           936,000
Payable upon return of securities loaned                                                           457,238,590
Payable for investments purchased                                                                   10,782,591
Payable for income distribution                                                                      1,380,183
Payable to investment advisor                                                                        2,829,009
Payable to financial accountant                                                                         31,938
Payable for deferred compensation to Trustees                                                           34,229
Other accounts payable and accrued liabilities                                                         138,839
                                                                                             -----------------
         Total liabilities                                                                         473,371,379
                                                                                             -----------------
PREFERRED SHARES
$25,000 liquidation value per share applicable to 43,200 shares, including dividends
payable                                                                                          1,081,222,759
                                                                                             -----------------

         NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                            2,397,239,535
                                                                                             =================
COMPOSITION OF NET ASSETS APPLICABLE TO
COMMON SHAREHOLDERS
Common stock, no par value, unlimited shares authorized 154,514,000 shares
  issued and outstanding                                                                     $   2,200,733,859
Undistributed net investment income (loss)                                                         (21,624,131)
Accumulated net realized gain (loss) on investments, written options, foreign currency
  transactions and interest rate swaps                                                              95,140,376
Net unrealized appreciation (depreciation) on investments, written options, foreign
  currency translations and interest rate swaps                                                    122,989,431
                                                                                             -----------------
         NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                        $   2,397,239,535
                                                                                             =================
Net asset value per common share based on 154,514,000 shares issued and outstanding          $           15.51
                                                                                             =================

*Includes $446,686,941 of securities loaned.

                 See accompanying Notes to Financial Statements.

    Strategic Total Return Fund
32  SEMIANNUAL REPORT Statement of Assets and Liabilities

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)
-------------------------------------------
INVESTMENT INCOME
Interest                                                                                     $  49,224,743
Dividends (net of foreign taxes withheld of $227,956)                                           37,981,473
Securities lending income                                                                          568,977
                                                                                             -------------
         Total investment income                                                                87,775,193
                                                                                             =============
EXPENSES
Investment advisory fees                                                                        16,846,602
Financial accounting fees                                                                          190,502
Auction agent and rating agency fees                                                             1,351,675
Accounting fees                                                                                    235,352
Printing and mailing fees                                                                          164,852
Custodian fees                                                                                      86,147
Registration fees                                                                                   71,304
Audit and legal fees                                                                                63,125
Trustees' fees and officer compensation                                                             33,561
Transfer agent fees                                                                                 18,486
Other                                                                                               48,400
                                                                                             -------------
         Total expenses                                                                         19,110,006
                                                                                             =============
         NET INVESTMENT INCOME(LOSS)                                                            68,665,187
                                                                                             =============

REALIZED AND UNREALIZED GAIN(LOSS) FROM
INVESTMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY
AND INTEREST RATE SWAPS
NET REALIZED GAIN (LOSS) FROM:
      Investments                                                                              100,017,378
      Written options                                                                             (963,039)
      Foreign currency transactions                                                                461,191
      Interest rate swaps                                                                        1,783,375
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
      Investments                                                                              115,266,331
      Written options                                                                             (749,341)
      Foreign currency translations                                                                 65,627
      Interest rate swaps                                                                       (8,117,129)
                                                                                             -------------
         NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
         WRITTEN OPTIONS, FOREIGN CURRENCY AND INTEREST RATE SWAPS                             207,764,393
                                                                                             =============
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       276,429,580
                                                                                             =============
DIVIDENDS TO PREFERRED SHAREHOLDERS FROM
Net investment income                                                                          (23,237,682)
                                                                                             -------------
         NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
         SHAREHOLDERS RESULTING FROM OPERATIONS                                              $ 253,191,898
                                                                                             =============

                 See accompanying Notes to Financial Statements.

                                                  Strategic Total Return Fund
                                    Statement of Operations SEMIANNUAL REPORT 33

Statements of Changes in Net Assets

                                                                         Six Months Ended
                                                                          April 30, 2006       Year Ended
                                                                           (unaudited)      October 31, 2005
                                                                           -----------      ----------------
OPERATIONS
Net investment income (loss)                                             $   68,665,187      $  143,752,406
Net realized gain (loss) from investments, written options,
  foreign currency transactions and interest rate swaps                     101,298,905          63,608,151
Change in net unrealized appreciation/depreciation on
  investments, written options, foreign currency translations
  and interest rate swaps                                                   106,465,488           9,671,607
Distributions to preferred shareholders from
Net investment income                                                       (23,237,682)        (32,330,741)
                                                                         --------------      --------------
Net increase (decrease) in net assets applicable to common
  shareholders resulting from operations                                    253,191,898         184,701,423
                                                                         --------------      --------------
DISTRIBUTIONS TO COMMON
SHAREHOLDERS FROM
Net investment income                                                       (76,175,406)       (108,979,250)
Capital gains                                                               (11,125,009)        (43,603,336)
                                                                         --------------      --------------
Net (decrease) in net assets from distributions to common
shareholders                                                                (87,300,415)       (152,582,586)
                                                                         --------------      --------------
CAPITAL STOCK TRANSACTIONS
Net increase (decrease) in net assets from capital stock
transactions                                                                         --                  --
                                                                         --------------      --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS APPLICABLE
  TO COMMON SHAREHOLDERS                                                    165,891,483          32,118,837
                                                                         --------------      --------------
NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS
Beginning of period                                                       2,231,348,052       2,199,229,215
                                                                         --------------      --------------
End of period                                                            $2,397,239,535      $2,231,348,052
                                                                         ==============      ==============
Undistributed net investment income (loss)                               $  (21,624,131)     $    9,123,770

                 See accompanying Notes to Financial Statements.

    Strategic Total Return Fund
34  SEMIANNUAL REPORT Statements of Changes in Net Assets

Notes to Financial Statements (Unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Strategic Total Return Fund (the "Fund") was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund's investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in common and preferred stocks and income producing securities such as investment grade and below investment grade debt securities.

PORTFOLIO VALUATION. In computing the Fund's net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price ("NOCP"), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the

                                                 Strategic Total Return Fund
                             Notes to Financial Statements SEMIANNUAL REPORT  35

Notes to Financial Statements (Unaudited)

value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by any major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

    Strategic Total Return Fund
36  SEMIANNUAL REPORT Notes to Financial Statements

                                       Notes to Financial Statements (Unaudited)

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

                                                  Strategic Total Return Fund
                              Notes to Financial Statements SEMIANNUAL REPORT 37

Notes to Financial Statements (Unaudited)

INCOME TAXES. No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under Internal Revenue Code of 1986, as amended (the "Code") and distribute to shareholders substantially all of its taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting fixed income securities. Financial records are not adjusted for temporary differences.

INDEMNIFICATIONS. Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities incurred by them by reason of having been an officer or trustee of the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 2 - INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC ("Calamos Advisors"), the Fund pays an annual fee, payable monthly, equal to 1.00% based on the average weekly managed assets. "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Calamos Advisors receives a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets; 0.0150% on the next $1 billion of combined assets; and 0.0110% on combined assets above $2 billion for financial accounting services (for purposes of this calculation "combined assets" means the total of the

    Strategic Total Return Fund
38  SEMIANNUAL REPORT Notes to Financial Statements

                                       Notes to Financial Statements (Unaudited)

average daily net assets of Calamos Investment Trust and Calamos Advisors Trust and the average weekly managed assets of Calamos Convertible and High Income Fund, Calamos Convertible Opportunities and Income Fund, Calamos Strategic Total Return Fund and Calamos Global Total Return Fund). Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and liabilities and monitoring trustee deferred compensation plan accruals and valuations. The Fund will pay its pro rata share of the financial accounting service fee payable to Calamos Advisors based on the Fund's relative portion of combined assets.

Effective August 1, 2005, the Fund began reimbursing the advisor for a portion of compensation paid to the Fund's Chief Compliance Officer. This compensation is reported as part of "Trustees' fees and officer compensation" expenses on the Statement of Operations.

Certain officers and trustees of the Fund are also officers and directors of Calamos Financial Services LLC ("CFS") and Calamos Advisors. All officers and affiliated Trustees serve without direct compensation from the Fund, except for the Chief Compliance Officer as described above.

The Fund has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) of CFS or Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. Deferred compensation of $34,229 is included in "Other assets" on the Statement of Assets and Liabilities at April 30, 2006. The Fund's obligation to make payments under the Plan is a general obligation of the Fund and is included in "Payable for deferred compensation to Trustees" on the Statement of Assets and Liabilities at April 30, 2006.

                                                  Strategic Total Return Fund
                              Notes to Financial Statements SEMIANNUAL REPORT 39

Notes to Financial Statements (Unaudited)

NOTE 3 - INVESTMENTS

Purchases and sales of investments, other than short-term obligations, for the six months ended April 30, 2006 were as follows:

Purchases                                                                              $    825,617,763
Proceeds from sales                                                                       1,375,194,469

The cost basis of investments for Federal income tax purposes at April 30, 2006 was as follows:

Cost basis of investments                                                              $  3,797,090,591
                                                                                       ----------------
Gross unrealized appreciation                                                               247,664,027
Gross unrealized depreciation                                                              (142,901,199)
                                                                                       ----------------
Net unrealized appreciation (depreciation)                                             $    104,762,828
                                                                                       ================

NOTE 4 - INCOME TAXES

Distributions during the fiscal year ended October 31, 2005 were characterized for Federal income tax purposes as follows:

DISTRIBUTIONS PAID FROM:

Ordinary income                                                                         $   184,587,693
Long-term capital gains                                                                              --

As of October 31, 2005, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income                                                           $    28,407,130
Undistributed capital gains                                                                          --
                                                                                          -------------
Total undistributed earnings                                                                 28,407,130
Accumulated capital and other losses                                                                 --
                                                                                          -------------
Net unrealized gains                                                                          6,674,743
                                                                                          -------------
Total accumulated earnings                                                                   35,081,873
Other                                                                                        (4,467,680)
Paid-in capital                                                                           2,200,733,859
                                                                                          -------------
Net assets applicable to common shareholders                                            $ 2,231,348,052
                                                                                        ===============

For the tax year ended October 31, 2005, the Fund utilized capital losses of $10,531,150. As of October 31, 2005, the Fund had no capital loss carryforwards.

   Strategic Total Return Fund
40 SEMIANNUAL REPORT Notes to Financial Statements

                                       Notes to Financial Statements (Unaudited)

NOTE 5 - COMMON STOCK

There are unlimited common shares of beneficial interest authorized and 154,514,000 shares outstanding at April 30, 2006. Calamos Advisors owned 43,200 of the outstanding shares at April 30, 2006. Transactions in common shares were as follows:

                                          FOR THE SIX         FOR THE
                                         MONTHS ENDED       YEAR ENDED
                                        APRIL 30, 2006   OCTOBER 31, 2005
                                        --------------   ----------------
Beginning shares                           154,514,000        154,514,000
Shares sold                                         --                 --
Shares issued through reinvestment of
  distributions                                     --                 --
                                        --------------   ----------------
Ending shares                              154,514,000        154,514,000
                                        ==============   ================

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates, and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. There were no open forward foreign currency contracts at April 30, 2006.

NOTE 7 - SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or

                                                  Strategic Total Return Fund
                              Notes to Financial Statements SEMIANNUAL REPORT 41

Notes to Financial Statements (Unaudited)

options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

NOTE 8 - WRITTEN OPTIONS TRANSACTIONS

The Fund may engage in options transactions and in doing so achieve the similar objectives to what it would achieve through the sale or purchase of individual securities. Transactions in options written during the six months ended April 30, 2006 were as follows:

                                         NUMBER OF    PREMIUMS
                                         CONTRACTS    RECEIVED
                                         ---------   ----------
Options outstanding at October 31, 2005      2,100   $  387,677
Options written                              2,900      977,270
Options closed                              (2,700)    (852,120)
Options expired                             (1,000)     (74,741)
Options exercised                               --           --
                                         ---------   ----------
Options outstanding at April 30, 2006        1,300   $ (438,086)
                                         =========   ==========

NOTE 9 - PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 43,200 shares of Preferred Shares outstanding consist of seven series, 7,040 shares of M, 7,040 shares of TU, 7,040 shares of W, 7,040 shares of TH, 7,040 shares of F, 4,000 shares of A, and 4,000 shares of
B. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

    Strategic Total Return Fund
42  SEMIANNUAL REPORT Notes to Financial Statements

                                       Notes to Financial Statements (Unaudited)

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 3.75% to 5.05% for the six months ended April 30, 2006. Under the 1940 Act, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the Fund's option, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or the holders of common shares.

NOTE 10 - INTEREST RATE TRANSACTIONS

The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the Fund's net asset value. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in the value of the swaps, including

                                                  Strategic Total Return Fund
                              Notes to Financial Statements SEMIANNUAL REPORT 43

Notes to Financial Statements (Unaudited)

periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Details of the swap agreements outstanding as April 30, 2006 were as follows:

                                                                            UNREALIZED
              TERMINATION     NOTIONAL     FIXED RATE     FLOATING RATE    APPRECIATION
COUNTERPARTY      DATE      AMOUNT (000)  (FUND PAYS)    (FUND RECEIVES)  (DEPRECIATION)
------------  -----------   -----------   -----------    ---------------  --------------
Citibank NA   June 4,2006      $150,000          3.04%     1 month LIBOR  $      474,767
Citibank NA   June 4,2007       150,000          3.61%     1 month LIBOR       2,687,474
Citibank NA   June 4,2009       200,000          4.34%     1 month LIBOR       5,013,948
                                                                          --------------
                                                                          $    8,176,189
                                                                          ==============

NOTE 11 - SECURITIES LENDING

During the six months ended April 30, 2006, the Fund loaned certain of their securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At April 30, 2006, the Fund had securities valued at $ 446,686,941 that were on loan to broker-dealers and banks and $457,238,590 in cash or cash equivalent collateral.

    Strategic Total Return Fund
44  SEMIANNUAL REPORT Notes to Financial Statements

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                      Six Months Ended     For the    March 26, 2004*
                                                          April 30,      Year Ended       through
                                                         (Unaudited)     October 31     October 31
                                                      ----------------   ----------   ---------------
                                                             2006           2005           2004
                                                      ----------------   ----------   ---------------
Net asset value, beginning of period                  $          14.44   $    14.23   $        14.32(a)
Income from investment operations:
 Net investment income (loss)                                     0.44         0.93             0.51
                                                      ----------------   ----------   --------------
 Net realized and unrealized gain (loss) from
 investments,written options,foreign currency
 and interest rate swaps                                          1.34         0.48            (0.09)
Dividends to preferred shareholders from:
 Net investment income (common share equivalent                  (0.15)       (0.21)           (0.06)
 basis)
  Total from investment operations                                1.63         1.20             0.36
Less dividends to common shareholders from:
 Net investment income                                           (0.49)       (0.71)           (0.37)
 Capital gains                                                   (0.07)       (0.28)              --
Capital charge resulting from issuance of
 common and preferred shares                                        --           --            (0.08)
Net asset value,end of period                         $          15.51   $    14.44           $14.23
Market value,end of period                            $          13.89   $    13.71           $13.34
Total investment return based on(b):
 Net asset value                                                 11.87%        8.95%            2.10%
                                                      ----------------   ----------   --------------
 Market value                                                     5.52%       10.35%           (8.59)%
Ratios and supplemental data:
Net assets applicable to common
shareholders,end of period (000's omitted)            $      2,397,240   $2,231,348   $    2,199,229
Preferred shares,at redemption value ($25,000
 per share liquidation preference) (000's omitted)    $      1,080,000   $1,080,000   $    1,080,000
Ratios to average net assets applicable to
 common shareholders:
 Net expenses(c)(d)                                               1.66%        1.67%            1.61%
                                                      ----------------   ----------   --------------
 Net investment income (loss)(c)(d)                               5.97%        6.25%            6.27%
                                                      ----------------   ----------   --------------
 Preferred share dividends(c)                                     2.02%        1.40%            0.67%
 Net investment income (loss), net of preferred
  share dividends(c)                                              3.95%        4.85%            5.60%
Portfolio turnover rate                                             25%          71%              11%
Average commission rate paid                          $         0.0363   $   0.0381   $       0.0197
Asset coverage per preferred share,at end of
 period (e)                                           $         80,519   $   76,667   $       75,916

-------------------
*     Commencement of operations.

(a) Net of sales load of $0.675 on initial shares issued and beginning net asset value of $14.325.

(b) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(c)   Annualized for periods less than one year.

(d)   Does not reflect the effect of dividend payments to Preferred
      Shareholders.

(e) Calculated by subtracting the Fund's total liabilities (not including Preferred Shares) from the Fund's total assets and dividing this by the number of Preferred Shares outstanding.

                                                  Strategic Total Return Fund
                                       Financial Highlights SEMIANNUAL REPORT 45

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of CALAMOS Strategic Total Return Fund

We have reviewed the accompanying statement of assets and liabilities, including the schedule of investments, of CALAMOS Strategic Total Return Fund (the "Fund") as of April 30, 2006, and the related statements of operations and changes in net assets and the financial highlights for the semi-annual period then ended. These interim financial statements and financial highlights are the responsibility of the Fund's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for the year ended October 31, 2005 and for the period from March 26, 2004 (commencement of operations) through October 31, 2004; and in our report dated December 16, 2005, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

/s/ (DELOITTE & TOUCHE LLP)
------------------------------
Chicago, Illinois
June 21, 2006

    Strategic Total Return Fund
46  SEMIANNUAL REPORT Report of Independent Registered Public Accounting Firm

Other Information (Unaudited)

RESULTS OF SHAREHOLDER MEETING. The Annual Meeting of Shareholders of the Fund was held on March 30, 2006 where shareholders voted on the elections of trustees. With regard to the election, each trustee standing for election was elected by the shareholders as follows:

                           # OF COMMON
TRUSTEES              AND PREFERRED SHARES
----------------    -----------  ---------
                        FOR       WITHHELD
                    -----------  ---------
Joe F. Hanauer      143,687,211  2,530,995
John E. Neal        143,827,738  2,390,468
David D. Tripple    143,802,114  2,416,092

The other trustees of the Fund whose terms did not expire in 2006 are John P. Calamos, Sr., Nick P. Calamos, Weston W. Marsh, William R. Rybak, and Stephen
B. Timbers.

                                                  Strategic Total Return Fund
                                          Other Information SEMIANNUAL REPORT 47

                      This page intentionally left blank.

About Closed-End Funds

WHAT IS A CLOSED-END FUND?

A closed-end fund is a publicly traded investment company that raises its initial investment capital through the issuance of a fixed number of shares to investors in a public offering. Shares of a closed-end fund are listed on a stock exchange or traded in the over-the-counter market. Like all investment companies, a closed-end fund is professionally managed and offers investors a unique investment solution based on its investment objective approved by the fund's Board of Directors.

ADVANTAGES OF CLOSED-END FUND INVESTING

- DEFINED ASSET POOL ALLOWS EFFICIENT PORTFOLIO MANAGEMENT -- Although closed-end fund shares trade actively on a securities exchange, this doesn't affect the closed-end fund manager because there are no new investors buying into or selling out of the fund's portfolio.

- MORE FLEXIBILITY IN THE TIMING AND PRICE OF TRADES -- Investors can purchase and sell shares of closed-end funds throughout the trading day, just like the shares of other publicly traded securities.

- LOWER EXPENSE RATIOS -- The expense ratios of closed-end funds are oftentimes less than those of mutual funds. Over time, a lower expense ratio could enhance investment performance.

- CLOSED-END STRUCTURE MAKES SENSE FOR LESS-LIQUID ASSET CLASSES -- A closed-end structure makes sense for investors considering less-liquid asset classes, such as high-yield bonds or micro-cap stocks.

- ABILITY TO PUT LEVERAGE TO WORK -- Closed-end funds may issue senior securities (such as preferred stock or debentures) or borrow money to "leverage" their investment positions.

-     NO MINIMUM INVESTMENT REQUIREMENTS

                                                 Strategic Total Return Fund
                                     About Closed-End Funds SEMIANNUAL REPORT 49

Leverage

USING LEVERAGE TO ENHANCE TOTAL RETURN

Closed-end funds can use leverage which utilizes borrowed money to increase the return on invested capital. The Fund will invest the borrowed assets into securities, which we believe will provide a greater total return to investors than the cost of the borrowing.

HIGHLIGHTS ON LEVERAGE

- Leveraging the portfolio allows the investment team to potentially enhance the income and total returns of the Fund.

- In a rising-rate environment, the cost of leverage often increase; however, the investment team has locked in the cost of leverage for a longer term. In leveraged closed-end funds that invest in interest-rate sensitive securities (high-quality traditional fixed income), rising rates can hurt a fund in two ways: first, the cost of leverage increases; second, the value of securities drops.

- This portfolio does not have notable sensitivity to rising interest rates. Much of the cost of leverage has been locked in, and the portfolio seeks to invest in securities that should be more economically sensitive and less interest rate-sensitive.

MANAGING THE INTEREST RATE RISK OF LEVERAGE

In general, leverage can expose a closed-end fund to the risk of fluctuations in short-term interest rates. As we discussed in the Investment Team Interview, Calamos Investments has taken steps to mitigate some of this risk to our shareholders. Specifically, we hedged the Fund's preferred shares (used these shares as principal) to enter into interest rate swap agreements. In its simplest form, an interest rate swap involves two parties agreeing to exchange or "swap" one set of cash flows for another set. In essence, the agreement allows a party that desires to avoid a variable rate (Calamos) to pay a fixed rate to a party that desires variability.

THE DEALER MARKET FOR INTEREST RATE SWAPS

                                  [Flow Chart]

Under these agreements, the Fund pays a potentially higher rate for borrowing initially, but that rate is fixed for a period of three to five years, thereby potentially reducing the interest costs that the Fund would otherwise pay over the period based on a floating or variable rate. To learn more about the use of leverage and interest rate swaps, visit our special report titled "Using Leverage and Interest Rate Swaps in Today's Market" at www.calamos.com/closedend.aspx.

     Strategic Total Return Fund
50   SEMIANNUAL REPORT Leverage

Level Rate Distribution Policy

USING A LEVEL RATE DISTRIBUTION POLICY TO PROMOTE
DEPENDABLE INCOME AND TOTAL RETURN

The goal of the level rate distribution policy is to provide investors a predictable, though not assured, level of cash flow, which can either serve as a stable income stream or, through reinvestment, contribute significantly to long-term total return.

We understand the importance that investors place on the stability of dividends and their ability to contribute to long-term total return, which is why we have instituted a level rate distribution policy for the Fund. Under the policy, monthly distributions paid may include net investment income, net realized short-term capital gains and, if necessary, return of capital. In addition, a limited number of distributions per calendar year may include net realized long-term capital gains. There is no guarantee that the Fund will realize capital gains in any given year. Distributions are subject to re-characterization for tax purposes after the end of the fiscal year. All shareholders with taxable accounts will receive written notification regarding the components and tax treatment for distributions via Form 1099-DIV. Distributions from the Fund are generally subject to Federal income taxes. For purposes of maintaining the level rate distribution policy, the Fund may realize short-term capital gains on securities that, if sold at a later date, would have resulted in long-term capital gains. Maintenance of a level rate distribution policy may increase transaction and tax costs associated with the Fund.

                                                 Strategic Total Return Fund
                            Level Rate Distribution Policy SEMIANNUAL REPORT  51

Automatic Dividend Reinvestment Plan

MAXIMIZING INVESTMENT WITH AN AUTOMATIC DIVIDEND REINVESTMENT PLAN

The Automatic Dividend Reinvestment Plan offers a simple, cost-efficient and convenient way to reinvest your dividends and capital gains distributions in additional shares of the Fund, allowing you to increase your investment in the Fund.

BENEFITS

- COMPOUNDED GROWTH: By automatically reinvesting with the Plan, you gain the potential to allow your dividends and capital gains to compound over time.

- POTENTIAL FOR LOWER COMMISSION COSTS: Additional shares are purchased in large blocks, with brokerage commissions shared among all plan participants. There is no cost to enroll in the Plan.

- CONVENIENCE: After enrollment, the Plan is automatic and includes detailed statements for participants. Participants can terminate their enrollment at any time.

For additional information about the Plan, please contact the Plan Agent, The Bank of New York, at 800-432-8224 or visit us on the web at www.calamos.com/csq.aspx. If you wish to participate in the Plan and your shares are held in your own name, simply call the Plan Agent. If your shares are not held in your name, please contact your brokerage firm, bank, or other nominee to request that they participate in the Plan on your behalf. If your brokerage firm, bank, or other nominee is unable to participate on your behalf, you may request that your shares be re-registered in your own name.

We're pleased to provide our shareholders with the additional benefit of the Fund's Dividend Reinvestment Plan and hope that it may serve your financial plan.

    Strategic Total Return Fund
52  SEMIANNUAL REPORT Automatic Dividend Reinvestment Plan

Calamos Closed-End Funds

INTELLIGENT ASSET ALLOCATION IN FOUR DISTINCT CLOSED-END FUNDS

Depending on which Calamos closed-end fund you currently own, you may want to consider one or more of our other closed-end strategies to help further diversify your investment portfolio.

Seek the advice of your financial advisor, who can help you determine your financial goals, risk tolerance, time horizon and income needs. To learn more, you can also visit our website at www.calamos.com.

FUND ASSET ALLOCATION AS OF 4/30/06 FUND PROFILE

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND (CHI)

[PIE CHART]

CONVERTIBLE SECURITIES             46.3%

HIGH YIELD/CORPORATE BONDS         53.5%

SHORT-TERM INVESTMENTS              0.2%

PROVIDING ENHANCED FIXED INCOME

OBJECTIVE: The Fund seeks total return through a combination of capital appreciation and current income by investing in a diversified portfolio of convertible securities and below investment-grade (high-yield) fixed-income securities.

CALAMOS CONVERTIBLE AND HIGH INCOME FUND (CHY)

[PIE CHART]

CONVERTIBLE SECURITIES             40.3%

HIGH YIELD/CORPORATE BONDS         58.5%

SHORT-TERM INVESTMENTS              1.2%

PROVIDING ENHANCED FIXED INCOME

OBJECTIVE: The Fund seeks total return through a combination of capital appreciation and current income by investing in a diversified portfolio of convertible securities and below investment-grade (high-yield) fixed-income securities.

CALAMOS STRATEGIC TOTAL RETURN FUND (CSQ)

[PIE CHART]

COMMON STOCK                       42.3%

CONVERTIBLE SECURITIES             30.8%

HIGH YIELD/CORPORATE BONDS         25.7%

SHORT-TERM INVESTMENTS              1.2%

PROVIDING DEFENSIVE EQUITY

OBJECTIVE: The Fund seeks total return through a combination of capital appreciation and current income by investing in a diversified portfolio of equity, convertible and high-yield securities.

CALAMOS GLOBAL TOTAL RETURN FUND (CGO)

[PIE CHART]

COMMON STOCK                       54.0%

CONVERTIBLE SECURITIES             17.4%

HIGH YIELD/CORPORATE BONDS         28.3%

SHORT-TERM INVESTMENTS              0.3%

PROVIDING DEFENSIVE GLOBAL EQUITY

OBJECTIVE: The Fund seeks total return through a combination of capital appreciation and current income by investing in a diversified portfolio of global equity, global convertible and high-yield securities.

                                                 Strategic Total Return Fund
                                  Calamos Closed-End Funds SEMIANNUAL REPORT  53

                           [CALAMOS INVESTMENTS LOGO]

      CALAMOS INVESTMENTS | 2020 CALAMOS COURT | NAPERVILLE, IL 60563-2787
                         800.582.6959 | www.calamos.com

A description of the Calamos Proxy Voting Policies and Procedures is available free of charge upon request by calling (800) 582-6959, by visiting the Calamos website at www.calamos.com, by writing Calamos at: Calamos Investments, Attn:
Client Services, 2020 Calamos Court, Naperville, IL 60563 and by visiting the SEC's Web site at www.sec.gov. The Fund's proxy voting record for the twelve month period ended June 30, 2005, is also available free of charge upon request by calling or writing Calamos Investments and by visiting the SEC Web site at www.sec.gov.

The Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Form N-Q is available free of charge, upon request, by calling or writing Calamos Investments or by visiting the SEC website. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (202) 942-8090.

FOR 24 HOUR SHAREHOLDER ASSISTANCE
800.432.8224

TO OBTAIN INFORMATION
800.582.6959

VISIT OUR WEB SITE
www.calamos.com

INVESTMENT ADVISOR
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

FUND ACCOUNTING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02111

CUSTODIAN AND TRANSFER AGENT
The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
800.524.4458

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
Chicago, IL

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, IL

               (C) 2006 Calamos Holdings LLC. All Rights Reserved. Calamos(R), CALAMOS INVESTMENTS(R), Strategies for Serious Money(R)
   and the Calamos(R) logo are registered trademarks of Calamos Holdings LLC.

                                                                CSQSAN 1946 2006

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Report to Shareholders in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                                  (c) TOTAL
                                                  NUMBER OF       (d) MAXIMUM
                               (a)                SHARES (OR       NUMBER (OR
                              TOTAL       (b)       UNITS)         APPROXIMATE
                             NUMBER     AVERAGE  PURCHASED AS   DOLLAR VALUE) OF
                               OF        PRICE      PART OF     SHARES (OR UNITS)
                             SHARES     PAID PER   PUBLICLY      THAT MAY YET BE
                               (OR       SHARE     ANNOUNCED     PURCHASED UNDER
                             UNITS)       (OR      PLANS OR       THE PLANS OR
         PERIOD             PURCHASED    UNIT)     PROGRAMS         PROGRAMS
-------------------------  ----------- --------  ------------  -----------------
November 1 to November 30     N/A         N/A        N/A              N/A
December 1 to December 31     N/A         N/A        N/A              N/A
January 1 to January 31       N/A         N/A        N/A              N/A
February 1 to February 28     N/A         N/A        N/A              N/A
March 1 to March 31           N/A         N/A        N/A              N/A
April 1 to April 30           N/A         N/A        N/A              N/A
                           ------      ------    -------       ----------
Total                         N/A         N/A        N/A              N/A
                           ------      ------    -------       ----------

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics -- NOT APPLICABLE

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund

By:   /s/ John P. Calamos, Sr.
    ------------------------------------
Name:  John P. Calamos, Sr.
Title: Principal Executive Officer
Date:  June 29, 2006

By:   /s/ Patrick H. Dudasik
    ------------------------------------
Name:  Patrick H. Dudasik
Title: Principal Financial Officer
Date:  June 29, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund

By:   /s/ John P. Calamos, Sr.
    ------------------------------------
Name:  John P. Calamos, Sr.
Title: Principal Executive Officer
Date:  June 29, 2006

By:   /s/ Patrick H. Dudasik
    ------------------------------------
Name:  Patrick H. Dudasik
Title: Principal Financial Officer
Date:  June 29, 2006